PROSPECTUS
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
ISSUED BY
Kansas City Life Insurance Company
Through the Kansas City Life Variable Annuity Separate Account

Home Office:	Correspondence to:
3520 Broadway	Variable Administration
Kansas City, Missouri 64111-2565	P.O. Box 219364
Telephone (816) 753-7000	Kansas City, Missouri 64121-9364
Telephone (800) 616-3670

This Prospectus describes an individual flexible premium deferred variable annuity contract (the “Contract”) offered by Kansas City Life Insurance Company (“Kansas City Life”). We have provided a Definitions section at the beginning of this Prospectus for your reference as you read.

The Contract is designed to meet investors’ long-term investment needs. The Contract also provides you the opportunity to allocate premiums to one or more divisions (“Subaccount”) of Kansas City Life Variable Annuity Separate Account (“Variable Account”) or the Fixed Account. The assets of each Subaccount are invested in a corresponding portfolio (“Portfolio”) of a designated mutual fund (“Funds”) as follows:

MFS(R)Variable Insurance TrustSM                                         American Century(R)Variable Portfolios
   MFS Emerging Growth Series                                              American Century VP Capital Appreciation
   MFS Research Series                                                     American Century VP Income & Growth
   MFS Total Return Series                                                 American Century VP International
   MFS Utilities Series                                                    American Century VP Value
   MFS Strategic Income Series                                             American Century VP Ultra(R)
   MFS Bond Series                                                         American  Century  VP  Inflation   Protection  Fund
                                                                           (Class II)
Federated Insurance Series                                              Dreyfus Variable Investment Fund
   Federated American Leaders Fund II                                       Appreciation Portfolio
   Federated High Income Bond Fund II                                       Developing Leaders Portfolio
   Federated Prime Money Fund II                                        The Dreyfus Stock Index Fund, Inc.
   Federated International Small Company Fund II                        The Dreyfus Socially Responsible Growth Fund, Inc.
J.P. Morgan Series Trust II                                             Calamos(R)Advisors Trust
   JPMorgan U.S. Large Cap Core Equity Portfolio                           Calamos Growth and Income Portfolio
   JPMorgan Small Company Portfolio                                     A.I.M Variable Insurance Funds
   JPMorgan Mid-Cap Value Portfolio                                        AIM V.I. Dent Demographic Trends Fund
Franklin Templeton Variable Insurance Products Trust                       AIM V.I. New Technology Fund
   Templeton Foreign Securities Fund (Class 2)                             AIM V.I. Premier Equity Fund
   Franklin Small Cap Fund (Class 2)                                    Seligman Portfolios, Inc.
   Franklin Real Estate Fund (Class 2)                                     Seligman Capital Portfolio(Class 2)
   Templeton Developing Markets Securities Fund (Class 2)                  Seligman  Communications  and Information  Portfolio
                                                                           (Class 2)
                                                                           Seligman Small-Cap Value Portfolio (Class 2)

The accompanying prospectuses for the Funds describe these Portfolios. The value of amounts allocated to the Variable Account will vary according to the investment performance of the Funds. You bear the entire investment risk of amounts allocated to the Variable Account. Another choice available for allocation of premiums is our Fixed Account. The Fixed Account is part of Kansas City Life’s general account. It pays interest at declared rates guaranteed to equal or exceed 3%. This Prospectus provides basic information about the Contract and the Variable Account that you should know before investing. The Statement of Additional Information contains more information about the Contract and the Variable Account. The date of the Statement of Additional Information is the same as this Prospectus and is incorporated by reference. We show the Table of Contents for the Statement of Additional Information on page 43 of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling us at the address or telephone number shown above.

The Securities and Exchange Commission maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Securities and Exchange Commission. The address of the site is http://www.sec.gov.

If you already have a variable annuity contract, you should consider whether or not purchasing another contract as a replacement for an existing contract is advisable.

This Prospectus and the accompanying Fund prospectuses provide important information you should have before deciding to purchase a Contract. Please keep for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

An investment in the Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank, nor is the Contract federally insured by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves certain risks including the loss of Premium Payments (principal).

The date of this Prospectus is May 1, 2003

PROSPECTUS CONTENTS

DEFINITIONS

Many terms used within this Prospectus are described within the text where they appear. The description of those terms are not repeated in this Definition Section.

Annuitant                           The person on whose life the Contract's annuity benefit is based.

Beneficiary                         The person you designate to receive any proceeds payable under the Contract at your death or the death of the Annuitant.

Cash Surrender Value                The Contract Value less any applicable surrender charge, indebtedness and premium taxes payable.

Contract Date                       The date from which Contract Months, Years, and Anniversaries are measured.

Contract Value                      The sum of the Variable Account Value and the Fixed Account Value.

Contract Year                       Any period of twelve months starting with the Contract Date or any contract anniversary.

Fixed Account                       An  account  that is one  option we offer for  allocation  of your  premiums.  It is part of our general  account and is not part of or dependent on the  investment  performance of the Variable
                                    Account.

Fixed Account Value                 Measure of value accumulating in the Fixed Account.

Issue Age                           The Annuitant's age on his/her last birthday as of or on the Contract Date.

Life Payment Option                 A payment option based upon the life of the Annuitant.

Maturity Date                       The date when the Contract  terminates  and we either pay the proceeds under a payment option or pay you the Cash  Surrender  Value in a lump sum. The latest  Maturity  Date is the later of the
                                    contract   anniversary   following  the  Annuitant's   85th  birthday  and  the  tenth  contract
                                    anniversary.  (Certain states and Qualified  Contracts may place additional  restrictions on the maximum Maturity Date.)

Monthly Anniversary Day             The same day of each  month as the  Contract  Date,  or the last day of the month for  those  months  not having such a day.

Non-Life Payment Option             A payment option that is not based upon the life of the Annuitant.

Non-Qualified Contract              A Contract that is not a "Qualified Contract."

Proceeds                            The total amount we are obligated to pay under the terms of the Contract.

Owner                               The person  entitled to exercise all rights and privileges  provided in the Contract.  The terms
                                    "you" and "your" refer to the Owner.

Qualified Contract                  A  Contract  issued in  connection  with plans  that  qualify  for  special  federal  income tax treatment under sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

Subaccount                          The  divisions  of the  Variable  Account.  The  assets of each  Subaccount  are  invested  in a
                                    Portfolio of a designated Fund.

Valuation Day                       Each day the New York Stock Exchange is open for business.

Valuation Period                    The interval of time  beginning at the close of business on one  Valuation Day and ending at the close of business on the next Valuation Day.

Variable Account Value              The Variable Account Value is equal to the sum of all Subaccount Values of a Contract.

Written Notice                      A  written  request  or  notice  in a form  satisfactory  to us that is  signed by the Owner and received at the Home Office.

HIGHLIGHTS

THE CONTRACT

         Who Should Invest. The Contract is designed for investors seeking long-term tax-deferred accumulation of funds. The goal for this accumulation is generally retirement, but may be for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal income tax brackets. We offer the Contract as both a Qualified Contract and a Non-Qualified Contract. (See "FEDERAL TAX STATUS," page 34)

         The tax advantages typically provided by a variable annuity are already available with tax-qualified plans, including IRAs and Roth IRAs. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, including the costs and benefits of the Contract (including the annuity payment options), before you purchase the Contract in a tax-qualified plan. There should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.

         The Contract. The Contract is an individual flexible premium deferred variable annuity. In order to purchase a Contract, you must complete an application and submit it to us through a licensed Kansas City Life representative, who is also a registered representative of Sunset Financial Services, Inc. ("Sunset Financial"). You must pay the minimum initial premium. The maximum Issue Age is 80. (See "Purchasing a Contract," page 19)

We offer other variable annuity contracts that have a different death benefit and different contract features. However, these contracts also have different charges that would affect your Subaccount performance and Contract Value. To obtain more information about the other contracts, contact our Home Office or your registered representative.

         Free-Look Period. You have the right to cancel your Contract and receive a refund if you return the Contract within 10 days (or longer as required by state law) after you receive it. The amount returned to you will vary depending on your state. (See "Free-Look Period," page 19)

         Premiums. The minimum amount that we will accept as an initial premium is a single premium of $5,000 or annualized payments of $600. Subsequent premiums may not be less than $50 and you may pay them at any time during the Annuitant's lifetime and before the Maturity Date. (See "Purchasing a Contract," page 19)

         Premium Allocation. You direct the allocation of premium payments among the Subaccounts of the Variable Account and/or the Fixed Account. In the Contract application, you specify the percentage of the premium, in the numbers you want allocated to each Subaccount and/or to the Fixed Account. We will invest the assets of each Subaccount in a corresponding Portfolio of a designated Fund. The Contract Value, except for amounts in the Fixed Account, will vary according to the investment performance of the Subaccounts. We will credit interest to amounts in the Fixed Account at a guaranteed minimum rate of 3% per year. We may declare a higher current interest rate.

The sum of your allocations must equal 100%. We have the right to limit the number of Subaccounts to which you may allocate premiums (not applicable to Texas Contracts). We will never limit the number to less than 12. You can change the allocation percentages at any time by sending Written Notice. You can make changes in your allocation by telephone if you have provided proper authorization. (See “Telephone, Facsimile, Electronic Mail and Internet Authorizations,” page 27) The change will apply to the premium payments received with or after receipt of your notice.

We will allocate the initial premium to the Federated Prime Money Fund II Subaccount for a 15-day period in states that:

  require premium payments to be refunded under the free-look provision; or
  require the greater of premium payments or Contract Value to be refunded under the free-look provision.

At the end of that period, we will allocate the amount in the Federated Prime Money Fund II Subaccount to the Subaccounts and Fixed Account according to your allocation instructions. (See "Allocation of Premiums," page 20)

         Transfers. After the free look period and before the Maturity Date, you may transfer amounts among the Subaccounts and the Fixed Account. Certain restrictions apply. The first six transfers during a Contract Year are free. After the first six transfers, we will assess a $25 transfer processing fee. (See "Transfer Privilege," page 21)

         Full and Partial Surrender. You may surrender all or part of the Cash Surrender Value (subject to certain limitations) any time before the earlier of:

  the date that the Annuitant dies; or
  the Maturity Date.

Death Benefit. If the Annuitant dies before the Maturity Date, the Beneficiary will receive a death benefit. The death benefit is equal to the greater of:

  premiums paid, adjusted for any surrenders (including applicable surrender charges) less any indebtedness; and
  the Contract Value on the date we receive proof of Annuitant’s death.

If you die before the Maturity Date, the Contract Value (or, if the Owner is also the Annuitant, the death benefit) must generally be distributed to the Beneficiary within five years after the date of the Owner’s death. (See “Death Benefit Before Maturity Date,” page 25)

Death Proceeds are taxable and generally are included in the income of the recipient as follows:

  If received under a payment option, they are taxed in the same manner as annuity payments.
  If distributed in a lump sum, they are taxed in the same manner as a full surrender.

CHARGES AND DEDUCTIONS

The following charges and deductions apply to the Contract:

         Surrender Charge (Contingent Deferred Sales Charge). We do not deduct a charge for sales expenses from premiums at the time they are paid. However, we will deduct a surrender charge for surrenders or partial surrenders during the first seven Contract Years. Subject to certain restrictions, the first surrender up to 10% of the Contract Value per Contract Year will not be subject to a surrender charge. (See "Surrender Charge ," page 28)

For the first three Contract Years, the surrender charge is 7% of the amount surrendered. In the fourth, fifth, and sixth Contract Year, the surrender charge is 6%, 5%, and 4%, respectively. In the seventh Contract Year, the surrender charge is 2%. In the eighth Contract Year and after, there is no surrender charge. The total surrender charges on any Contract will never exceed 8 1/2% of the total premiums paid. (See “Surrender Charge ,” page 28)

         Annual Administration Fee. We will deduct an annual administration fee of $30 from the Contract Value for administrative expenses at the beginning of each Contract Year. We will waive this fee for Contracts with Contract Values of $50,000 or more. (See "Administrative Charges," page 31)

         Transfer Processing Fee. The first six transfers of amounts in the Subaccounts and the Fixed Account each Contract Year are free. We assess a $25 transfer processing fee for each additional transfer during a Contract Year. (See "Transfer Processing Fee," page 31)

         Asset-Based Administration Charge. We deduct a daily asset-based administration charge for expenses we incur in administration of the Contract. Prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 0.15%. (See "Administrative Charges," page 31)

         Mortality and Expense Risk Charge. We deduct a daily mortality and expense risk charge to compensate us for assuming certain mortality and expense risks. Prior to the Maturity Date, we deduct this charge from the assets of the Variable Account at an annual rate of 1.25% (approximately .70% for mortality risk and .55% for expense risk). (See "Mortality and Expense Risk Charge," page 31)

         Premium Taxes. If state or other premium taxes are applicable to a Contract, we will deduct them either upon surrender or when we apply the proceeds to a payment option. (See "Premium Taxes," page 31)

         Investment Advisory Fees and Other Expenses of the Funds. The Funds deduct investment advisory fees on a daily basis and incur other expenses. The value of the net assets of each Subaccount already reflects the investment advisory fees and other expenses incurred by the corresponding Fund in which the Subaccount invests. This means that these charges are deducted before we calculate Subaccount Values. Expenses of the Funds are not fixed or specified in the Contract and actual expenses may vary. See the prospectuses for the Funds for specific information about these fees. (See "Investment Advisory Fees and Other Expenses of the Funds," page 32)

For information concerning compensation paid for the sale of Contracts, see "Distribution of the Contracts."

ANNUITY PROVISIONS

         Maturity Date. On the Maturity Date we will apply the proceeds to the payment option you choose. If you choose a Life Payment Option, the amount of proceeds will be the full Contract Value. If you elect a payment option other than a Life Payment Option or if you elect to receive a lump sum payment, we will apply the Cash Surrender Value. (See "PAYMENT OPTIONS," page 32)

Payment Options. The payment options are:

  Interest Payments (Non-Life Payment Option)
  Installments of a Specified Amount (Non-Life Payment Option)
  Installments for a Specified Period (Non-Life Payment Option)
  Life Income (Life Payment Option)
  Joint and Survivor Income (Life Payment Option)

Payments under these options do not vary based on Variable Account performance. (See "PAYMENT OPTIONS," page 32)

FEDERAL TAX STATUS

Under existing tax law there generally should be no federal income tax on increases in the Contract Value until a distribution under the Contract occurs. A distribution includes an actual distribution of funds such as a surrender or annuity payment. However, a distribution also includes certain changes in the contract such as a pledge or assignment of a Contract. Generally, all or part of any distribution is taxable as ordinary income. In addition, a penalty tax may apply to certain distributions made prior to the Owners reaching age 59½. Special tax rules apply to Qualified Contracts. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See “FEDERAL TAX STATUS,” page 34)

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, partially or fully surrender the Contract, or transfer amounts between the Subaccounts and/or the Fixed Account.

OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------- ------------------------------------------------
Sales Load on Premium Payments                                        None

--------------------------------------------------------------------- ------------------------------------------------
Maximum Surrender  Charge(Contingent Deferred Sales Charge) (as a %   7%
of amount surrendered)1
--------------------------------------------------------------------- ------------------------------------------------
Transfer Processing Fee                                               No fee for the first 6 transfers  in a Contract
                                                                      Year; $25 for each  additional  transfer during
                                                                      a Contract Year
--------------------------------------------------------------------- ------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

1 The Surrender Charge (Contingent Deferred Sales Charge) declines over time to zero after seven full Contract Years.

Contract Year in Which Surrender Occurs  1         2         3         4         5        6         7      8 and                                                                                   2
                                                                                                           after
------------------------------------- --------- --------- -------- --------- --------- --------- --------- ---------
Surrender Charge as Percentage of        7         7         7        6         5         4         2         0
Amount Surrendered

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES
-------------------------------------------------------------------------------------------- -------------------------------
Annual Administration Fee                                                                    $30 per Contract year2
-------------------------------------------------------------------------------------------- -------------------------------
-------------------------------------------------------------------------------------------- -------------------------------
Variable  Account Annual Expenses (as a % of average annual  Variable  Account Value during the accumulation period)
-------------------------------------------------------------------------------------------- -------------------------------
-------------------------------------------------------------------------------------------- -------------------------------

        Mortality and Expense Risk Charge                                                    1.25%

        Asset-Based Administration Charge                                                    0.15%
        ---------------------------------                                                    -----

        Total Variable Account Annual Expenses                                               1.40%

        ---------------------------------                                                    -----

        Loan Interest Charge                                                                 5.00%3

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

RANGE OF ANNUAL PORTFOLIO OPERATING EXPENSES4:
--------------------------------------------------------------- ------------------- ----- ------------------
                                                                     Minimum                   Maximum
                                                                     -------                   -------
--------------------------------------------------------------- ------------------- ----- ------------------
--------------------------------------------------------------- ------------------- ----- ------------------
Total Annual Portfolio Operating Expenses (expenses that are       0.27%             -       8.19%
deducted from Portfolio assets, including management fees,
distribution or service fees (12b-1 fees), and other expenses before any waivers of fees and expenses)
--------------------------------------------------------------- ------------------- ----- ------------------
--------------------------------------------------------------- ------------------- ----- ------------------
Net Annual Portfolio Operating Expenses (total of all              0.27%                     1.78%
expenses that are deducted from portfolio assets, including
management fees, 12b-1 fees, and other expenses - after any
contractual waivers of fees and expenses)5
--------------------------------------------------------------- ------------------- ----- ------------------

The following table shows the fees and expenses charged by each Portfolio for the fiscal year ended December 31, 2002.

2 The annual administration fee is waived if Contract Value is equal to or greater than $50,000 at the beginning of the applicable Contract Year.

3 The maximum guaranteed net cost of loans (available under 403(b)(TSA) Qualified Contract) is 5.0% annually. The net cost of a loan is the difference between the loan interest charged (8.0%) and the amount credited to the loan account (3.0%).

4 The portfolio expenses used to prepare this table were provided to Kansas City Life by the Fund(s). Kansas City Life has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2002. Current or future expenses may be greater or less than those shown.

5 The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements that require a portfolio’s investment adviser to reimburse or waive Portfolio expenses until May 1, 2004.

ANNUAL PORTFOLIO OPERATING EXPENSES6
(expenses that are deducted from Portfolio assets, as a percentage of net assets of the Portfolio):

 -------------------------------------------------------------------------------------------------------------------------------------
 Portfolio                                 Management    12b-1 Fees/      Other        Total          Expense       Total Portfolio
                                              Fees       Service Fees   Expenses     Portfolio     Reimbursement    Annual Expenses
                                                                                       Annual                            After
                                                                                      Expenses                       Reimbursement
 -------------------------------------------------------------------------------------------------------------------------------------
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 MFS(R)Variable Insurance TrustSM
 -------------------------------------------------------------------------------------------------------------------------------------
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 MFS Emerging Growth Series               0.75%           NA           0.11%       0.86%7/            NA                NA
 -------------------------------------------------------------------------------------------------------------------------------------
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 MFS Research Series                      0.75%           NA           0.12%       0.87%7/            NA                NA
 -------------------------------------------------------------------------------------------------------------------------------------
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 MFS Total Return Series                  0.75%           NA           0.11%        0.86%             NA                NA
 -------------------------------------------------------------------------------------------------------------------------------------
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 MFS Utilities Series                     0.75%           NA           0.19%       0.94%7/            NA                NA
 -------------------------------------------------------------------------------------------------------------------------------------
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 MFS Strategic Income Series              0.75%           NA           0.35%        1.10%           0.20%            0.90%8/
 -------------------------------------------------------------------------------------------------------------------------------------
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 MFS Bond Series                          0.60%           NA           0.32%        0.92%           0.17%            0.75%8/
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 American Century(R)Variable Portfolios
 -------------------------------------------------------------------------------------------------------------------------------------
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 American Century VP Capital Appreciation 1.00%           NA           0.00%       1.00%9/            NA                NA
 -------------------------------------------------------------------------------------------------------------------------------------
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 American Century VP Income & Growth      0.70%           NA           0.00%       0.70%9/            NA                NA
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 American Century VP International        1.30%           NA           0.01%       1.31%9/            NA                NA
 -------------------------------------------------------------------------------------------------------------------------------------
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 American Century VP Value                0.95%           NA           0.00%       0.95%9/            NA                NA
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 American Century VP Ultra(R)             1.00%           NA           0.00%       1.00%9/            NA                NA
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 American     Century    VP     Inflation 0.51%          0.25%         0.00%       0.76%9/            NA                NA
 Protection Fund (Class II)
 -------------------------------------------------------------------------------------------------------------------------------------
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 Federated Insurance Series
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 Federated American Leaders Fund II10/     0.75%          0.50%         0.13%        1.38%           0.25%             1.13%
 -------------------------------------------------------------------------------------------------------------------------------------
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 Federated High Income Bond Fund II 10/    0.60%          0.50%         0.17%        1.27%           0.27%             1.00%
 -------------------------------------------------------------------------------------------------------------------------------------
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 Federated Prime Money Fund II            0.50%           0.25%         0.14%        0.89%           0.25%             0.64%
 -------------------------------------------------------------------------------------------------------------------------------------
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 Federated  International  Small  Company 1.25%           0.50%         6.44%        8.19%           6.41%             1.78%
 Fund II Corporation 10/
 -------------------------------------------------------------------------------------------------------------------------------------
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 Dreyfus Variable Investment Fund
 -------------------------------------------------------------------------------------------------------------------------------------
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 Appreciation Portfolio                   0.75%           NA           0.03%        0.78%             NA                NA
 -------------------------------------------------------------------------------------------------------------------------------------
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 Developing Leaders Portfolio             0.75%           NA           0.06%        0.81%             NA                NA
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 Dreyfus Stock Index Fund, Inc.           0.25%           NA           0.02%        0.27%             NA                NA
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 The Dreyfus Socially Responsible Growth  0.75%           NA           0.03%        0.78%             NA                NA
 Fund, Inc.
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 J.P. Morgan Series Trust II
 -------------------------------------------------------------------------------------------------------------------------------------
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 JPMorgan  U.S.  Large  Cap  Core  Equity 0.35%           NA           0.50%        0.85%             NA                NA
 Portfolio
 -------------------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------------------
 JPMorgan Small Company Portfolio         0.60%           NA           0.56%        1.16%             NA                NA
 -------------------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------------------
 JPMorgan Mid-Cap Value Portfolio         0.70%           NA           1.99%        2.69%           1.69%            1.00%11/
 -------------------------------------------------------------------------------------------------------------------------------------
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 Franklin Templeton Variable Insurance
 Products Trust Manager
 -------------------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------------------
 Templeton   Foreign    Securities   Fund 0.70%        0.25%13/        0.20%        1.15%           0.02%            1.13%12/
 (Class 2)
 -------------------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------------------
 Franklin Small Cap Fund (Class 2)        0.53%        0.25%13/        0.31%        1.09%           0.05%            1.04%12/
 -------------------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------------------
 Franklin Real Estate Fund (Class 2)     0.53%14/      0.25%13/        0.04%        0.82%             NA                NA
 -------------------------------------------------------------------------------------------------------------------------------------
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 Templeton  Developing Markets Securities 1.25%        0.25%13/        0.33%        1.83%             NA                NA
 Fund (Class 2)
 -------------------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------------------
 Calamos(R)Advisors Trust
 -------------------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------------------
 Calamos Growth and Income Portfolio      0.75%           NA           1.03%        1.78%15/          NA                NA
 -------------------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------------------
 AIM Variable Insurance Funds
 -------------------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I.  Dent  Demographic  Trends Fund 0.85%           NA           0.58%        1.43%           0.13%            1.30%16/
 (Series I Shares)
 -------------------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------------------
 AIM    V.I.    New    Technology    Fund 1.00%           NA           0.71%        1.71%           0.41%            1.30%16/
 (Series I Shares)
 -------------------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------------------
 AIM    V.I.    Premier    Equity    Fund 0.61%           NA           0.24%        0.85%             NA                NA
 (Series I Shares)
 -------------------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------------------
 Seligman Portfolios, Inc.
 -------------------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------------------
 Seligman Capital Portfolio (Class 2)     0.40%          0.25%         0.41%        1.06%           0.01%            1.05%17/
 -------------------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------------------
 Seligman  Communications and Information 0.75%          0.25%         0.23%        1.23%             NA                NA
 Portfolio (Class 2)
 -------------------------------------------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------------------------------------------
 Seligman Small-Cap Value (Class 2)       1.00%          0.19%         0.18%        1.37%             NA                NA
 -------------------------------------------------------------------------------------------------------------------------------------

6 These expenses are deducted directly from the assets of the underlying mutual fund Portfolios and therefore reduce their net asset value. The investment advisor of each underlying mutual fund provided the above information, and we have not independently verified it. The expenses shown are those incurred for the year ended December 31, 2002. Current or future expenses may be greater or less than those shown. See the Portfolio’s prospectus for more complete information.

Premium taxes, currently ranging up to 3.5%, may be applicable, depending on various states' laws.

The above tables are intended to assist you in understanding the costs and expenses that you will bear, directly or indirectly. The tables reflect expenses of the Variable Account as well as of the Funds. The Contract Owner transaction expenses, annual administration fee, and Variable Account annual expenses are based on charges described in the Contract. The annual expenses for the Funds are expenses for the most recent fiscal year, except as noted below. For a more complete description of the various costs and expenses, see “CHARGES AND DEDUCTIONS” on page 28 of this Prospectus and the prospectuses for the underlying Funds that accompany it.

EXAMPLE OF CHARGES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example shows the maximum costs of investing in the Contract, including contract owner transaction expenses, the annual administration fee, Variable Account charges, and the maximum Annual Portfolio Operating Expenses. The example also shows the same maximum costs of investing in the Contract, but reflecting the minimum Annual Portfolio Operating Expenses.

         The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year.

  If the Contract is surrendered or paid out under a Non-Life Payment Option at the end of the applicable time period:

Maximum Portfolio Expenses

1 year           3 years      5 years       10 years
$1,563.22        $3,295.06    $4,721.62     $7,773.83

Minimum Portfolio Expenses

1 year           3 years      5 years       10 years
$847.79          $1,302.84    $1,576.97     $2,278.44
  If the Contract is not surrendered or is paid out under a Life Payment Option at the end of the applicable time period:

Maximum Portfolio Expenses

1 year           3 years      5 years       10 years
$964.02          $2,753.00    $4,371.36     $7,773.83

Minimum Portfolio Expenses

1 year           3 years     5 years       10 years
$199.19          $615.39     $1,056.52     $2,278.44

*The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction).

         Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

7Each series has an expense offset arrangement which reduces the series’ custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series’ expenses. “Other Expenses” do not take into account these expense reductions and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, “Total Portfolio Annual Expenses” would be lower for certain series and would equal:

                                                  0.85% for Emerging Growth Series

                                                     0.86% for Research Series

                                                     0.93% for Utilities Series

8MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series’ “Other Expenses” (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year:

                                        0.15% Strategic Income Series 0.15% for Bond Series

9The investment Manager to American Century Variable Portfolios pays all the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses. For the services provided to the American Century VP Capital Appreciation Fund, the manager receives an annual fee of 1.00% of the first $500 million of the average net assets of the fund, 0.95% of the next $500 million and 0.90% over $1 billion. For the services provided to the American Century VP Income and Growth Fund, the manager receives an annual fee of 0.70%. For the services provided to the American Century VP International Fund, the manager receives an annual fee of 1.50% of the first $250 million of the average net assets of the fund, 1.20% of the next $250 million and 1.10% over $500 million. For the services provided to the American Century VP Value Fund, the manager receives an annual fee of 1.00% of the first $500 million of the average net assets of the fund, 0.95% of the next $500 million and 0.90% over $1 billion. For the services provided to the American Century VP Ultra Fund, the manager receives an annual fee of 1.00% of the first $20 billion of the average net assets of the fund, and 0.95% over the next $20 billion. For the services provided to the American Century VP Inflation Protection Fund (Class II) the manager receives an fee of 0.28% for the first $1billion and 0.22% for the next $1billion, since the fund was not in operation for the full fiscal year ended December 31,2002.

10The Fund did not pay or accrue a shareholder services fee on the Rule 12b-1 fee during the fiscal year ended December 31, 2002. The Fund has no present intention of paying or accruing a shareholder service fee during the fiscal year ending December 31, 2003. Accordingly, while the shareholder service fee is reflected as a 12b-1 fee in the fee table, the fee is offset by a “waiver of fund expenses.”

11The Fund’s advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses to 1.00%.

12The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund’s Board of Trustees and an exemptive order by the Securities and Exchange Commission.

13The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

14The Fund administration fee is paid indirectly through the management fee.

15Pursuant to a written agreement the investment manager has voluntarily undertaken to waive fees and/or reimburse portfolio expenses so that the Total Portfolio Annual Expenses are limited to 1.00% of the portfolio’s average net assets. As, of May 31, 2003 the fee waiver and/or reimbursement will no longer be in effect.

16The Fund’s advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I to the extent necessary to limit Total Portfolio Annual Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expenses on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%.

17The manager of Seligman Capital Portfolio has voluntarily agreed to reimburse “Other Expenses” of the Portfolio to the extent that it exceeds 0.40% per annum of average daily net assets.

The examples above assume that we assess no transfer charges or premium taxes. The annual administration fee is $30.00 for Contracts with a Contract Value less than $50,000 at the beginning of the Contract Year. There is no administration fee for Contracts with a Contract Value greater than or equal to $50,000 at the beginning of the Contract Year. For purpose of the example above the annual administrative fee is assumed 0.30% charge on a $10,000 investment.

You should not consider the assumed expenses in the examples to represent past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% annual rate of return is hypothetical and you should not view it as a representation of past or future annual returns. Actual returns may be greater or less than the assumed amount.

The various Funds themselves provided the expense information regarding the Funds. The Funds and their investment advisers are not affiliated with us. While we have no reason to doubt the accuracy of these figures provided by these non-affiliated Funds, we have not independently verified the figures.

CONDENSED FINANCIAL INFORMATION

Condensed financial information containing the Accumulation Unit Value listing appears at the end of this prospectus.

KANSAS CITY LIFE, THE VARIABLE ACCOUNT AND THE FUNDS

KANSAS CITY LIFE INSURANCE COMPANY

Kansas City Life Insurance Company is a stock life insurance company which was organized under the laws of the State of Missouri on May 1, 1895. Kansas City Life is currently licensed to transact life insurance business in 48 states and the District of Columbia.

We are regulated by the Department of Insurance of the State of Missouri as well as by the insurance departments of all other states and jurisdictions in which we do business. We submit annual statements on our operations and finances to insurance officials in such states and jurisdictions. We also file the forms for the Contract described in this Prospectus with insurance officials in each state and jurisdiction in which Contracts are sold.

We are a member of the Insurance Marketplace Standards Association (“IMSA”) and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

We established the Variable Account as a separate investment account under Missouri law on January 23, 1995. This Variable Account supports the Contracts and may be used to support other variable annuity insurance contracts and for other purposes as permitted by law. The Variable Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and is a “separate account” within the meaning of the federal securities laws. We have established other separate investment accounts that may also be registered with the SEC.

The Variable Account is divided into Subaccounts. The Subaccounts available under the Contract invest in shares of corresponding Fund portfolios. The Variable Account may include other Subaccounts not available under the Contracts and not otherwise discussed in this Prospectus. We own the assets in the Variable Account.

We apply income, gains and losses of a Subaccount (realized or unrealized) without regard to any other income, gains or losses of Kansas City Life or any other separate account. We cannot use Variable Account assets (reserves and other contract liabilities) to cover liabilities arising out of any other business we conduct. We are obligated to pay all benefits provided under the Contracts.

THE FUNDS

Each of the Funds is registered with the SEC as a diversified open-end management investment company under the 1940 Act. However, the SEC does not supervise their management, investment practices or policies. Each Fund is a series fund-type mutual fund made up of the Portfolios and other series that are not available under the Contracts. The investment objectives of each of the Portfolios are described below.

Certain Subaccounts invest in Portfolios that have similar investment objectives and/or policies. Therefore, before choosing Subaccounts, carefully read the individual prospectuses for the Funds along with this Prospectus.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other funds that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other funds. There can be no assurance that the investment results of any of the Funds will be comparable to the investment results of any other funds, even if the other fund has the same investment adviser or manager.

Not all Funds may be available in all states.

MFS(R)Variable Insurance TrustSM

         MFS Emerging Growth Series (Manager: MFS Investment Management®). The Emerging Growth Series seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Series' investment objective of long-term growth of capital. The Series' policy is to invest primarily (i.e., at least 65% of its assets under normal circumstances) in common stocks and related securities of companies that MFS believes are early in their life cycle but which have the potential to become major enterprises (emerging growth companies).

         MFS Research Series (Manager: MFS Investment Management®). The Research Series seeks to provide long-term growth of capital and future income. The Series' assets are allocated to selected industries and then to securities within those industries.

         MFS Total Return Series (Manager: MFS Investment Management®). The Total Return Series seeks to provide above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

         MFS Utilities Series (Manager: MFS Investment Management®). The Utilities Series seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities). The Series will seek to achieve its objective by investing, under normal circumstances, at least 80% of its assets in equity and debt securities of both domestic and foreign (including emerging market) companies in the utilities industry.

         MFS Strategic Income Series (Manager: MFS Investment Management®). Formerly known as MFS Global Governments Series. The Strategic Income Series seeks to provide high current income by investing in fixed income securities. The Series invests, under normal market conditions, at least 65% of its total assets in fixed income securities.

         MFS Bond Series (Manager: MFS Investment Management®). The Bond Series seeks primarily to provide as high a level of current income as is believed consistent with prudent investment risk and secondarily to protect Shareholders' capital. The Series may purchase lower-rated or non-rated debt securities commonly known as "junk bonds", but focuses on investment grade bonds.

American Century Variable Portfolios

         American Century VP Capital Appreciation Portfolio (Manager: American Century Investment Management, Inc.). The investment objective of American Century VP Capital Appreciation is capital growth. The Portfolio will seek to achieve its investment objective by investing primarily in common stocks that are considered by the investment adviser to have better-than-average prospects for appreciation.

         American Century VP Income & Growth (Manager: American Century Investment Management‚ Inc.). American Century VP Income & Growth seeks capital growth. Income is a secondary objective. The fund will seek to achieve its investment objective by investing in common stocks.

         American Century VP International (Manager: American Century Investment Management, Inc.). The investment objective of American Century VP International Portfolio is capital growth. The Portfolio will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation. International investment involves special risk considerations. These include economic and political conditions, expected inflation rates and currency swings.

         American Century VP Value (Manager: American Century Investment Management, Inc.). American Century VP Value seeks long-term capital growth. Income is a secondary objective. The fund will seek to achieve its investment objective by investing in securities that management believes to be undervalued at the time of purchase.

         American Century VP Ultra (Manager: American Century Investment Management, Inc.). American Century VP Ultra seeks long-term capital growth. The fund will seek to achieve its investment objective by investing in mainly U.S. large-cap companies.

         American Century VP Inflation Protection Fund (Class II) (Manager: American Century Investment Management, Inc.). American Century VP Inflation Protection Funds seeks to hedge inflation through a portfolio of inflation-indexed bonds primarily issued by the U.S. Treasury, as well as other investment grade bonds.

Federated Insurance Series

         Federated American Leaders Fund II (Manager: Federated Investment Management Company). The primary investment objective of the Federated American Leaders Fund II is to achieve long-term growth of capital. The Fund's secondary objective is to provide income. The Fund pursues its investment objectives by investing, primarily common stock of "blue-chip" companies, which are generally top-quality, established growth companies.

         Federated High Income Bond Fund II (Manager: Federated Investment Management Company). The investment objective of the Federated High Income Bond Fund II is to seek high current income. The Fund endeavors to achieve its objective by investing primarily in lower-rated corporate debt obligations commonly referred to as "junk bonds."

         Federated International Small Company Fund II (Manager: Federated Global Investment Management Corp). The investment objective is to provide long-term growth of capital. The Fund pursues its investment objective by investing primarily in equity securities of foreign companies that have a market capitalization at the time of purchase of $5.0 billion or less.

         Federated Prime Money Fund II (Manager: Federated Investment Management Company). The investment objective of the Federated Prime Money Fund II is to provide current income consistent with stability of principal and liquidity. The Fund pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less.

Dreyfus Variable Investment Fund

         Appreciation Portfolio (Manager: The Dreyfus Corporation; Sub-Investment Advisor: Fayez Sarofim & Co.). The portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals the portfolio invests in common stocks focusing on “blue chip” companies with total market values of more than $5 billion at the time of purchase.

         Developing Leaders Portfolio (formerly known as Small Cap Portfolio) (Manager: The Dreyfus Corporation). Seeks to maximize capital appreciation by investing, under normal circumstances, at least 80% of its assets in the stocks of small-cap companies which are companies are those with total market values of less than $2 billion at the time of purchase. The portfolio may continue to hold the securities of companies as their market capitalizations grow, and thus, at any given time, a substantial portion of the portfolio's holdings may have market capitalizations in excess of $2 billion. The investments may include common stocks, preferred stocks and convertible securities, including those issued in initial public offerings.

Dreyfus Stock Index Fund (Manager: The Dreyfus Corporation; Index Sub-Investment Advisor: Mellon Equity Associates). The fund seeks to match the total return of the Standard & Poor’s 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of securities. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Dreyfus Socially Responsible Growth Fund, Inc. (Manager: The Dreyfus Corporation; Sub-Investment Adviser: NCM Capital Management Group, Inc.). Seeks capital growth with current income as a secondary goal, by investing, under normal circumstances, at least 80% of its assets in the common stock of companies that, in the opinion of the Fund's management, not only meet traditional investment standards but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America.

J.P. Morgan Series Trust II

         JPMorgan U.S. Large Cap Core Equity Portfolio (formerly known as JPMorgan U.S. Disciplined Equity Portfolio) (Manager: J.P. Morgan Investment Management Inc.). JPMorgan U.S. Large Cap Core Equity Portfolio seeks to provide a high total return from a portfolio comprised of selected equity securities. The Portfolio invests at least 80% of the value of its Assets in large-cap Companies. "Assets" mean net assets, plus the amount of borrowings for investment purposes.

         JPMorgan Small Company Portfolio (Manager: J.P. Morgan Investment Management Inc.). The investment objective of JPMorgan Small Company Portfolio is to provide a high total return from a portfolio of equity securities of small companies. The Portfolio invests at least 80% of the value of its assets in the common stock of small and medium sized U.S. companies, typically represented by the Russell 2000 Index. "Assets" mean net assets, plus the amount of borrowings for investment purposes.

         JPMorgan Mid-Cap Value Portfolio (Manager: J.P. Morgan Investment Management Inc.). The investment objective of JPMorgan the portfolio seeks to provide long-term growth from mid-capitalization stocks.

Franklin Templeton Variable Insurance Products Trust

         Templeton Foreign Securities Fund (Class 2) (Manager: Templeton Investment Counsel, LLC.). The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invests at least 80% of its net assets in the emerging market investments, primarily equity securities of companies located outside the United States

         Franklin Small Cap Fund (Class 2) (Manager: Franklin Advisers, Inc.). The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in U.S. small capitalization (small cap) companies. For this Fund, small cap companies are those companies with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000® Index; whichever is greater, at the time of purchase. The Fund's manager invests in small companies that it believes are undervalued.

         Franklin Real Estate Fund (Class 2) (Manager: Franklin Advisers, Inc). The Fund's principal investment goal is capital appreciation. Its secondary goal is to earn current income. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies operating in the real estate sector. The Fund invests primarily in equity real estate investment trusts (REITs).

         Templeton Developing Markets Securities Fund (Class 2) (Manager: Templeton Asset Management Ltd.). The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets in emerging market equity securities, primarily equity securities.

Calamos Advisors Trust

         Calamos Growth and Income Portfolio (formerly known as Calamos Convertible Portfolio) (Manager: Calamos Asset Management, Inc.). Calamos Growth and Income Portfolio seeks current income as its primary objective with capital appreciation as its secondary objective. The Portfolio invests primarily in a diversified portfolio of convertible securities. These convertible securities may be either debt securities (bonds) or preferred stock that are convertible into common stock, and may be issued by both U.S. and foreign companies.

AIM Variable Insurance Funds

         AIM V.I. Dent Demographic Trends Fund (Series I Shares) (Manager: A I M Advisors, Inc.). The investment objective is long-term growth of capital. The Fund seeks to meet its objective by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends.

         AIM V.I. New Technology Fund (Series I Shares) (Manager: A I M Advisors, Inc.). The investment objective is long-term growth of capital. The Fund seeks to meet its objective by investing at least 65% of its total net assets in equity securities of technology and science companies.

         AIM V.I. Premier Equity Fund (Series I Shares) (Manager: A I M Advisors, Inc.) Formerly AIM V.I. Value Fund. The investment objective is to achieve long-term growth of capital. Income is a secondary objective. The Fund seeks to meet its objectives by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities or relative to the equity market generally.

Seligman Portfolios, Inc.

         Seligman Capital Portfolio (Class 2) (Manager: J. & W. Seligman & Co. Incorporated). The objective is capital appreciation. The Portfolio invests primarily in the common stock of medium-sized U.S. companies.

         Seligman Communications and Information Portfolio (Class 2) (Manager: J. & W. Seligman & Co. Incorporated). The Portfolio's objective is capital gain. The Portfolio seeks to achieve this objective by investing at least 80% of its net assets, in securities of companies operating in the communications, information and related industries. The Portfolio may invest in companies of any size.

         Seligman Small-Cap Value Portfolio (Class 2) (Manager: J. & W. Seligman & Co. Incorporated). The Portfolio seeks long-term capital appreciation by investing at least 80% of its net assets, in common stocks of companies with small market capitalizations that are deemed to be value companies by the portfolio manager.

There is no assurance that the Funds will achieve their stated objectives and policies.

See the current prospectus for each Fund that accompanies this Prospectus as well as the current Statement of Additional Information for each Fund. These important documents contain more detailed information regarding all aspects of the Funds. Please read the prospectuses for the Funds carefully before making any decision concerning the allocation of premium payments or transfers among the Subaccounts.

We (or our affiliates) may receive significant compensation from a Fund’s 12b-1 fees or from a Fund’s investment adviser (or its affiliates) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is generally based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts we issue. These percentages differ, and some Funds or their advisers (or affiliates) may pay us (or our affiliates) more than others. Currently, these percentages range from 0.15% to 0.25%.

We cannot guarantee that each Fund or portfolio will always be available for the Contracts, but in the event that a Fund or Portfolio is not available, we will take reasonable steps to secure the availability of a comparable fund. Shares of each Fund are purchased and redeemed at net asset value, without a sales charge.

RESOLVING MATERIAL CONFLICTS

The Funds presently serve as the investment medium for the Contracts. In addition, the Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts.

We do not currently foresee any disadvantages to you resulting from the Funds selling shares to fund products other than the Contracts. However, there is a possibility that a material conflict of interest may arise between Contract Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the Funds. Shares of some of the Funds may also be sold to certain qualified pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps, including removing the Variable Account from that Fund, to resolve the matter. The Board of Directors of each Fund will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the Funds for more information.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

Subject to applicable law, we may make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Portfolio are no longer available for investment, or for any other reason in our sole discretion, we decide that further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management investment company. The substituted fund may have different fees and expenses. Substitutions may be made with respect to existing investments or the investment of future premiums or both. We will not substitute any shares attributable to a Contract’s interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

Subject to applicable law and any required SEC approval, we may establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrants or for any reason in our sole discretion. We will determine on what basis we might make any new Subaccounts available to existing Contract Owners. We may close Subaccounts to allocation of premiums or Contract Value, or both, at any time in our sole discretion.

If we make any of these substitutions or changes we may, by appropriate endorsement, change the Contract to reflect the substitution or change. If we decide it is in the best interests of Contract Owners (subject to any approvals that may be required under applicable law), we may take the following actions with regard to the Variable Account:

  operate the Variable Account as a management investment company under the 1940 Act;
  de-register it under that Act if registration is no longer required;
  combine it with other Kansas City Life separate accounts; or
  make any changes required by the 1940 Act.

VOTING RIGHTS

We are the legal owner of shares held by the Subaccounts and we have the right to vote on all matters submitted to shareholders of the Funds. As required by law, we will vote shares held in the Subaccounts in accordance with instructions received from Owners with Contract Value in the Subaccounts. We may be permitted to vote shares of the Funds in our own right if the applicable federal securities laws, regulations or interpretations of those laws or regulations change.

To obtain voting instructions from you, before a meeting you will be sent voting instruction material, a voting instruction form and any other related material. Your votes will be calculated separately for each Subaccount of the Variable Account, and may include fractional shares. We will determine the number of votes attributable to a Subaccount by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. The number of votes for which you may give instructions will be determined as of the date established by the Fund for determining shareholders eligible to vote. We will vote shares held by a Subaccount for which we have no instructions and any shares held in our General Account in the same proportion as those shares for which we do receive voting instructions.

If required by state insurance officials, we may disregard voting instructions when it would require us to vote shares in a manner that would:

  cause a change in sub-classification or investment objectives of one or more of the Portfolios;
  approve or disapprove an investment advisory agreement; or
  require changes in the investment advisory contract or investment adviser of one or more of the Portfolios, if we reasonably disapprove of such changes in accordance with applicable federal regulations.

If we ever disregard voting instructions, we will advise you of that action and of the reasons for it in the next semiannual report. We may change how we calculate the weight given to pass-through voting instructions when such a change is necessary to comply with current federal regulations or the current interpretation of them.

DESCRIPTION OF THE CONTRACT

The Contract is a variable annuity that provides accumulation of Variable Account Value based on the performance of Subaccounts within the Kansas City Life Variable Annuity Separate Account. You may also allocate a portion of your premiums to our Fixed Account. We provide options such as dollar cost averaging, portfolio rebalancing and the Systematic Partial Surrender Plan. The Contract offers only fixed annuity payment options.

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the Contracts. Your actual Contract and any endorsements are the controlling documents. If you would like a copy of your Contract and endorsements, contact our Home Office.

PURCHASING A CONTRACT

The maximum Issue Age for which we issue a Contract is 80. However, for Qualified Contracts with an Issue Age of 70½ or greater, tax laws may require that distributions begin immediately. We may issue Contracts above the maximum Issue Age under certain circumstances. We may issue Contracts in connection with retirement plans that may or may not qualify for special federal tax treatment under the Internal Revenue Code.

The minimum initial premium that we accept is a single premium of $5,000 or annualized payments of $600. You may pay additional premium payments at any time while the Annuitant is alive and before the Maturity Date. These payments must be at least $50. We may limit the number and amount of additional premium payments (where permitted).

REPLACEMENT OF CONTRACTS

It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance or annuity contracts in connection with the purchase of a Contract. You should replace your existing insurance only when you determine that the Contract is better for you. The charges and benefits of your existing insurance may be different from a Contract purchased from us. You may have to pay a surrender charge on your existing insurance, and the Contract will impose a new surrender charge period.

You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If you surrender your existing contract for cash and then buy the Contract, you may have to pay a tax, including possibly a penalty tax, on the surrender. Also, because we will not issue the Contract until we have received an initial premium from your existing insurance company, the issuance of the Contract may be delayed.

FREE-LOOK PERIOD

You may cancel your Contract for a refund during your “free-look” period. The free look period applies for the 10 days after you receive the Contract. When we receive the returned Contract at our Home Office, we will cancel the Contract. The amount that we will refund will vary according to state requirements. Most states allow us to refund Contract Value. In those states, we will return an amount equal to the Contract Value. We will determine the amount of the Contract Value as of the earlier of:

  the date the returned Contract is received by us at our Home Office; or
  the date the returned Contract is received by the Kansas City Life representative who sold you the Contract.

A few states require a return of the greater of premium payments or Contract Value. In these states, we will refund the greater of:

  the premiums paid under the Contract; and
  the Contract Value as of the earlier of:
  the date we receive the returned Contract at our Home Office; or
  the date the Kansas City Life representative who sold the Contract receives the returned Contract.

Some states permit only the return of premiums even if this amount is less than what we would have returned otherwise.

In all states we will also refund the $30 annual administration fee, if it was deducted prior to the return of the Contract.

ALLOCATION OF PREMIUMS

At the time of application, you select how we will allocate premiums among the Subaccounts and the Fixed Account. You can change the allocation percentages at any time by sending Written Notice to us. You may also change your allocation by telephone, facsimile, and electronic mail if you have provided proper authorization. (See “Telephone, Facsimile, Electronic Mail and Internet Authorizations,” page 27)

Our procedures for allocation of premiums during the free-look period vary by state, based on the amount that each state requires to be refunded if the Contract is returned within the free-look period:

  for Contracts sold to residents of states that allow refund of Contract Value we will immediately allocate premiums according to the allocation you requested; and
  for contracts sold to residents of states that require either the refund of premiums paid or the refund of the greater of Contract Value or premiums paid, we will allocate premiums received during a 15-day period following the Contract Date to the Federated Prime Money Fund II Subaccount for that 15-day period. At the end of this 15-day period, we will allocate the amount in the Federated Prime Money Fund II Subaccount according to your allocation instructions.

We will allocate the initial premium within two business days of when we receive the premium at our Home Office. In order to allocate the premium in this time frame, you must properly complete the application and it must include all the information necessary to process it, including payment of the initial premium. If the application is not properly completed, we will retain the premium for up to five business days while we attempt to complete the application. If the application is not complete at the end of the 5-day period, we will inform you of the reason for the delay. We will also return the initial premium immediately, unless you specifically consent to our keeping the premium until the application is complete. Once the application is complete, we will allocate the initial premium within two business days.

We will allocate subsequent premiums at the end of the Valuation Period in which we receive the premium payment.

The values of the Subaccounts will vary with their investment experience, so that you bear the entire investment risk with respect to the Variable Account Value. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.

If mandated under applicable law, we may be required to reject a Premium Payment. We may also be required to provide additional information about your account to government regulators. In addition, we may be required to block a Contract Owner’s account and thereby refuse to pay any request for transfers, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

DETERMINATION OF CONTRACT VALUE

The Contract Value is the sum of the Variable Account Value and the Fixed Account Value.

VARIABLE ACCOUNT VALUE

The Variable Account Value reflects the following:

  the investment experience of the selected Subaccounts;
  premiums paid;
  surrenders;
  transfers;
  charges assessed in connection with the Contract; and
  Contract indebtedness.

There is no guaranteed minimum Variable Account Value. Since a Contract’s Variable Account Value on any future date depends upon a number of factors, it cannot be predetermined.

         Calculation of Variable Account Value. We calculate the Variable Account Value on each Valuation Date. Its value will be the sum of the values attributable to the Contract in each of the Subaccounts. We will determine the amount for each Subaccount by multiplying the Subaccount's unit value on the Valuation Date by the number of Subaccount accumulation units allocated to the Contract. The unit value of a Subaccount may increase, decrease, or remain the same.

         Determination of Number of Accumulation Units. We will convert any amounts allocated to a Subaccount into accumulation units of that Subaccount. We determine the number of accumulation units credited to the Contract by dividing the dollar amount allocated to the Subaccount by the unit value for that Subaccount at the end of the Valuation Period during which the amount was allocated.

We will increase the number of accumulation units in any Subaccount at the end of the Valuation Period by:

  any premiums allocated to the Subaccount during the current Valuation Period; and
  transfers to the Subaccount from another Subaccount or from the Fixed Account during the current Valuation Period.

We will decrease the number of accumulation units in any Subaccount at the end of the Valuation Period by:

  amounts transferred from the Subaccount to another Subaccount or the Fixed Account including any applicable transfer fee; and
  amounts surrendered (including applicable charges) during the current Valuation Period.

The number of units in any Subaccount will also be reduced at the beginning of each Contract Year by a pro rata share of the $30 annual administration fee.

Net Investment Factor. We will calculate a net investment factor on each Valuation Day. A Subaccount’s net investment factor measures the investment performance of an accumulation unit in that Subaccount during a Valuation Period. The net investment factor is the ratio of the Subaccount’s current value to the immediately preceding Valuation Day’s value, less the daily mortality and expense charge and the daily asset-based administration charge. The formula for the net investment factor equals:

                                                                 (X/Y) - Z

where "X" equals the sum of:

  the net asset value per accumulation unit held in the Subaccount at the end of the current Valuation Day; plus the per accumulation unit amount of any dividend or capital gain distribution on shares held in the Subaccount during the current Valuation Day; less the per accumulation unit amount of any capital loss distribution on shares held in the Subaccount during the current Valuation Day; less the per accumulation unit amount of any taxes or any amount set aside during the Valuation Day as a reserve for taxes attributable to gains or losses in the Funds underlying the Subaccount.

“Y” equals the net asset value per accumulation unit held in the Subaccount as of the end of the immediately preceding Valuation Day; and

“Z” equals the charges we deduct from the Subaccount on a daily basis. These charges equal the sum of the asset-based administration charge and the mortality and expense risk charge. The asset-based administration charge equals 0.15% on an annual basis. The mortality and expense risk charge equals 1.25% on an annual basis.

         Determination of Unit Value. We arbitrarily set the value of an accumulation unit for each of the Subaccounts at $10 when the first investments were bought. The accumulation unit value for each subsequent Valuation Period is equal to:

                                                               A x B

"A" is equal to the Subaccount's accumulation unit value for the end of the immediately preceding Valuation Day; and

"B" is equal to the net investment factor for the current Valuation Day.

This accumulation unit value may increase or decrease from day to day based on investment results.

TRANSFER PRIVILEGE

After the free-look period and before the Maturity Date, you may transfer amounts among the Subaccounts and the Fixed Account. Transfers are subject to the following restrictions:

  the minimum transfer amount is the lesser of $250 or the entire amount in that Subaccount or the Fixed Account;
  we will treat a transfer request that would reduce the amount in a Subaccount or the Fixed Account below $250 as a transfer request for the entire amount in that Subaccount or the Fixed Account;
  we have no limit on the number of transfers that you can make between Subaccounts or to the Fixed Account. However, you can make only one transfer from the Fixed Account each Contract Year. (See “Transfers from Fixed Account,” page 28, for restrictions); and
  we have the right, where permitted, to suspend or modify this transfer privilege at any time. Any suspension or modification of this privilege will be communicated in writing and updated in future prospectuses.

We will make a transfer on the date that we receive Written Notice requesting the transfer. You may also make transfers by telephone if you have provided proper authorization. (See “Telephone, Facsimile, Electronic Mail and Internet Authorizations,” page 27)

The first six transfers during each Contract Year are free. We will charge a $25 transfer processing fee for all transfers during a Contract Year in addition to the six free ones. For the purpose of charging the fee, we will consider each request to be one transfer, regardless of the number of Subaccounts or the Fixed Account affected by that request. We will deduct the transfer processing fee from the amount being transferred or from the remaining Contract Value, according to your instructions.

An excessive number or amounts of transfers, including short-term “market timing” transfers, may adversely affect the performance of the underlying Fund in which a Subaccount invests and/or may not be in the best interest of other Contract Owners. If, in our sole opinion, a pattern of excessive transfers develops or a transfer is not in the best interests of one or more other Contract Owners, we have the right not to process a transfer request or apply limitations or modifications to transfers to or from one or more of the Subaccounts. These limitations or modifications may include (but are not limited to) any of the following:

  the requirement of a minimum time period between each transfer;
  not accepting a transfer request from a third party acting under authorization on behalf of more than one Owner;
  limiting the dollar amount that may be transferred between the Subaccounts by an Owner at any one time; and
  requiring that a written request be provided to us at our Home Office, signed by an Owner

We also reserve the right not to process a transfer request when the sale or purchase of shares of a Fund is not reasonably practicable due to actions taken or limitations imposed by the Fund.

DOLLAR COST AVERAGING PLAN

The Dollar Cost Averaging Plan is an optional feature available with the Contract. If you elect this plan, it enables you to automatically transfer amounts from the Federated Prime Money Fund II Subaccount to other Subaccounts. The goal of the Dollar Cost Averaging Plan is to make you less susceptible to market fluctuations by allocating on a regularly scheduled basis instead of allocating the total amount all at one time. We do not guarantee that the Dollar Cost Averaging Plan will result in a gain.

Transfers under this plan occur on a monthly basis for a period you choose, ranging from 3 to 36 months. To participate in this plan you must transfer at least $250 from the Federated Prime Money Fund II Subaccount each month. You may allocate the required amounts to the Federated Prime Money Fund II Subaccount through initial and subsequent premium payments or by transferring amounts into the Federated Prime Money Fund II Subaccount from the other Subaccounts or from the Fixed Account. Restrictions apply to transfers from the Fixed Account.

You may elect this plan at the time of application by completing the authorization. You may also elect it at any time after the Contract is issued by completing the election form. Dollar cost averaging transfers will start on the next monthly anniversary day following the date we receive your request or on the date you request. We do not impose a charge for participating in this plan. Once elected, we will process transfers from the Federated Prime Money Fund II Subaccount monthly until:

  we have completed the number of designated transfers;
  the value of the Federated Prime Money Fund II Subaccount is completely depleted; or
  you send us Written Notice instructing us to cancel the monthly transfers.

There is no transfer charge for participation in the Dollar Cost Averaging Plan and transfers made under the Dollar Cost Averaging Plan will not count toward the six free transfers allowed each Contract Year. We have the right to cancel this feature at any time with notice to you.

PORTFOLIO REBALANCING PLAN

The Portfolio Rebalancing Plan is an optional feature available with the Contract. Under this plan we will redistribute the accumulated balance of each Subaccount to equal a specified percentage of the Variable Account Value. We will do this on a quarterly basis at three month intervals from the monthly anniversary day on which the Portfolio Rebalancing Plan begins. The purpose of the Portfolio Rebalancing Plan is to automatically diversify your portfolio mix. The plan automatically adjusts your portfolio mix to be consistent with your current premium allocation instructions. If you make a change to your premium allocation, we will also automatically change the allocation used for portfolio rebalancing to be consistent with the new premium allocation. We do not impose a charge for participating in this plan

The redistribution will not count as a transfer permitted under the Contract each Contract Year. If you also have elected the Dollar Cost Averaging Plan and it has not been completed, the Portfolio Rebalancing Plan will start on the monthly anniversary day the Dollar Cost Averaging Plan ends. If the Contract Value is negative at the time portfolio rebalancing is scheduled, we will not complete the redistribution.

You may elect this plan at the time of application by completing the authorization. You may also elect it at any time after the Contract is issued by completing the election form. Portfolio rebalancing will terminate when:

  you request any transfer unless you authorize a new allocation; or
  the day we receive Written Notice instructing us to cancel the plan.

PARTIAL AND FULL CASH SURRENDERS

         Partial Surrenders. You may surrender part of the Cash Surrender Value at any time before the Annuitant's death and the Maturity Date. You may submit a Written Notice to the Home Office or provide notice by telephone if you have provided proper authorization to us. (See "Telephone, Facsimile, Electronic Mail and Internet Authorizations," page 27) The minimum partial surrender requested (other than by telephone) must be at least $100. If you provide notice by telephone, the minimum partial surrender requested must be at least $100 and may not exceed the maximum amount we permit to be withdrawn by telephone. We will surrender the amount requested from the Contract Value on the date we receive your Written Notice or notice by telephone for the surrender. We will deduct any applicable surrender charge from the amount surrendered or from the remaining Contract Value, according to your instructions. If the remaining Contract Value is less than the surrender charge, we will reduce the amount surrendered. We will make the surrender from each Subaccount and the Fixed Account based on your instructions. If the amount requested exceeds the Subaccount and/or Fixed Account Value, we will process the surrender for the amount available and then contact you for further instructions.

Subject to certain restrictions, we will not apply a surrender charge on the first partial surrender of up to 10% of the Contract Value per Contract Year. (See "Surrender Charge ," page 28)

         Systematic Partial Surrender Plan. The Systematic Partial Surrender Plan enables you to authorize an automatic regular payment of a partial surrender amount. If you wish to participate in the plan, you should instruct us to surrender a particular dollar amount from the Contract on a monthly, quarterly, semi-annual or annual basis. The minimum payment under this plan is $100. We will make the surrender from each Subaccount and the Fixed Account based on your instructions.

Subject to certain restrictions, we will not apply a surrender charge on the first amounts paid out under the Systematic Partial Surrender Plan of up to 10% of the Contract Value each Contract Year. (See "Surrender Charge ," page 28)

You may discontinue participation in the Systematic Partial Surrender Plan at any time by sending us Written Notice.

Certain federal income tax consequences may apply to partial and systematic partial surrenders. You should consult your tax adviser before requesting a partial or systematic partial surrender. (See “FEDERAL TAX STATUS,” page 34)

         Full Surrender. You may request a surrender of the Contract for its Cash Surrender Value at any time before the Annuitant's death and before the Maturity Date. The Cash Surrender Value will equal the Contract Value less:

  any applicable surrender charge;
  any indebtedness;
  any premium taxes payable; and
  any withholding taxes.

We will determine the Cash Surrender Value on the date we receive Written Notice of surrender and the Contract. We will pay the Cash Surrender Value in a lump sum unless you request payment under a payment option.

Subject to certain restrictions, we will not apply a surrender charge on up to 10% of the Contract Value when you surrender the Contract. (See "Surrender Charge ," page 28)

Certain federal income tax consequences may apply to a surrender of the Contract. You should consult your tax adviser before requesting a surrender. (See “FEDERAL TAX STATUS,” page 34)

         Restrictions on Distributions from Certain Contracts. Certain restrictions apply to surrenders and partial surrenders from Contracts used as funding vehicles for Internal Revenue Code Section 403(b) retirement plans. Section 403(b)(11) of the Internal Revenue Code of 1986, as amended, restricts the distribution under Section 403(b) annuity contracts of:

  elective contributions made in years beginning after December 31, 1988;
  earnings on those contributions; and
  earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distributions of those amounts may only occur upon the:

  death of the employee;
  attainment of age 59 1/2;
  severance from employment;
  disability; or
  financial hardship.

In addition, income attributable to elective contributions may not be distributed in the case of hardship.

CONTRACT TERMINATION

We may terminate the Contract and pay you the Cash Surrender Value if all of these events simultaneously exist prior to the Maturity Date:

  you have not paid premiums for at least two years;
  the Contract Value is less than $2,000; and
  total premiums paid under the Contract, less any partial surrenders, is less than $2,000.

We will mail a termination notice to you and to the holder of any assignment of record at least six months before we terminate the Contract. We have the right to automatically terminate the Contract on the date specified in the notice, unless we receive an additional premium payment before the termination date specified or the Contract Value has increased to the amount required. This additional premium payment must be for at least the required minimum amount.

CONTRACT LOANS

If your Contract is a 403(b) (TSA) Qualified Contract, you have the option of taking a Contract loan at any time after the first Contract Year. You may obtain a loan by submitting Written Notice. The only security we require is an assignment of the Contract to us. We allow only one loan per Contract Year.

We will show the current loan amount and any withdrawals for unpaid interest on your annual report.

         Amount of Loan Available. You may borrow up to the lesser of:

  $50,000, reduced by the excess (if any) of the highest outstanding loan balance during the one-year period ending on the day before the loan is made over the outstanding loan balance on the day loan is made;
  the greater of 50% of the Cash Surrender Value of the Contract or $10,000; or
  the Cash Surrender Value less any outstanding loans, determined as of the date of the loan.

At any time you make a new loan, the sum of all prior loans, loan interest outstanding, and the current loan applied for, may not exceed the applicable limit described above. Each loan must be at least $2,500.

         Loan Account. When you make a loan, we will withdraw an amount equal to the loan from the Fixed Account and Variable Account and transfer this amount to the loan account. The loan account is part of the Fixed Account. If you do not specify allocation instructions in your loan application, we will withdraw the loan pro rata from all Subaccounts having values and from the Fixed Account. Amounts transferred to the loan account do not participate in the investment experience of the Fixed Account and the Subaccounts from which they were withdrawn.

         Interest Credited on Loaned Amount. We will pay interest on amounts in the loan account at the minimum guaranteed effective annual interest rate of 3.0% per year. We may apply different interest rates to the loan account than the Fixed Account. Any interest we credit on loaned amounts will remain in the Fixed Account.

         Loan Interest Charged. On each Contract anniversary, we will charge accrued interest on a Contract loan at the maximum rate of 8% per year. We may establish a lower rate for any period during which the Contract loan is outstanding. Interest is payable at the end of each Contract Year and on the date the loan is repaid.

If we do not receive the loan interest payment by the contract anniversary, we will transfer the accrued loan interest from the Fixed Account and Subaccounts to the loan account on a pro rata basis.

         Repayment of Loan. You must specifically identify any loan repayment as such in order to ensure that it will be applied correctly. Each loan repayment will result in a transfer of an amount equal to the loan repayment from the loan account to the Fixed Account and/or Subaccounts. We will use your current premium allocation schedule to allocate the loan repayment, unless you provide specific instructions to allocate the loan repayment differently. Each loan repayment must be at least $25.

You must repay principal and interest in substantially equal monthly payments over a five-year period. You are allowed a 31-day grace period from the installment due date. If a monthly installment is not received within the 31-day grace period, federal tax laws require us to make a deemed distribution of the entire amount of the outstanding principal, interest due, and any applicable charges under this Contract, including any surrender charge. This deemed distribution may be subject to income and penalty tax under the Code and may adversely affect the treatment of the Contract under Internal Revenue Code section 403(b).

         Indebtedness. Indebtedness means all unpaid Contract loans and loan interest. We will deduct any outstanding indebtedness from the Contract proceeds. We will terminate your Contract if your total indebtedness exceeds the Cash Surrender Value of the Contract. We will mail notice to you at least 31 days before such termination.

Allowing a Contract to terminate under these circumstances could have adverse tax consequences and may adversely affect the treatment of the Contract under Internal Revenue Code section 403(b).

         ERISA Plans. If your 403(b) (TSA) Qualified Contract is part of a plan subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), you should consult a qualified legal adviser about compliance with ERISA requirements prior to requesting a Contract loan. Any loan under this Contract may also be subject to the rules of the plan it is part of.

DEATH BENEFIT BEFORE MATURITY DATE

         Death of Annuitant. If the Annuitant dies before the Maturity Date, we will pay the death benefit under the Contract to the Beneficiary.

The death benefit is equal to the greater of:

  the guaranteed death benefit less any indebtedness; or
  the Contract Value less any indebtedness on the date we receive proof of the Annuitant's death.

On the Contract Date, the guaranteed death benefit is equal to the initial premium payment. Thereafter, any subsequent premium payment increases the guaranteed minimum death benefit by the amount of the payment. Any partial surrender will decrease the guaranteed death benefit by the same percentage that the surrender decreases the Contract Value.

We will pay the proceeds to the Beneficiary in a lump sum unless you or the Beneficiary elects a payment option. If the Annuitant is an Owner, we are required to distribute the proceeds in accordance with the rules described below in “Death of Owner” for the death of an Owner before the Maturity Date.

Naming different persons as Owner and Annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming Owners, Annuitants and Beneficiaries, and consult your agent if you have questions.

No death benefit is payable if the Annuitant dies on or after the Maturity Date.

         Death of Owner. If an Owner dies before the Maturity Date, federal tax law requires (for a Non-Qualified Contract) that we distribute the Contract Value (or if an Owner is the Annuitant, the proceeds payable upon the Annuitant's death) to the Beneficiary within five years after the date of the Owner's death. If an Owner dies on or after the Maturity Date, we must distribute any remaining payments at least as rapidly as under the payment option in effect on the date of such Owner's death.

These distribution requirements will be considered satisfied as to any portion payable to the benefit of the Beneficiary if:

  the proceeds are distributed over the life of that Beneficiary (or a period not exceeding the Beneficiary's life expectancy);
  the distributions begin within one year of the Owner's death; and
  the Beneficiary is a natural person (i.e. not a legal entity such as a corporation or trust).

If the deceased Owner’s spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner. In this situation, if the Beneficiary wants to leave the Contract in force and the death benefit due to the Beneficiary is greater than the Contract Value, we will increase the Contract Value to equal the death benefit. We will base this increase on the Contract Value on the date we are notified of the death of the Owner. If the Contract has joint Owners, the surviving joint Owner will be the Beneficiary, unless otherwise specified in the application. Joint Owners must be husband and wife as of the Contract Date.

If an Owner is not an individual, the Annuitant, as determined in accordance with Section 72(s) of the Internal Revenue Code, will be treated as an Owner for purposes of these distribution requirements. Any change in or death of the Annuitant will be treated as the death of an Owner.

Other rules may apply to a Qualified Contract.

PROCEEDS ON MATURITY DATE

The Maturity Date is the latest date when proceeds under the Contract are payable. The proceeds available on the Maturity Date vary depending upon how you elect to receive the proceeds:

  we will apply the Contract Value (less any indebtedness and any applicable premium taxes) if you elect to receive the proceeds under a Life Payment Option; and
  we will apply the Cash Surrender Value (less any applicable premium taxes) if you elect to receive the proceeds as a lump sum payment or as a Non-Life Payment Option.

You select the Maturity Date, subject to the following restrictions. The latest Maturity Date is the later of:

  the Contract anniversary following the Annuitant's 85th birthday; or
  the tenth Contract anniversary.

For Qualified Contracts, distributions may be required to begin at age 70 1/2. Certain states limit the maximum Maturity Date.

You may change the Maturity Date subject to these limitations:

  we must receive your Written Notice at least 30 days before the current Maturity Date;
  you must request a Maturity Date that is at least 30 days after receipt of the Written Notice;
  the requested Maturity Date must be not later than any earlier Maturity Date required by law; and
  you submit your contract if we require it On the Maturity Date, we will apply the proceeds under the Life Annuity with Ten Year Certain Payment Option, unless you have chosen to receive the proceeds under another payment option or in a lump sum. (See “PAYMENT OPTIONS,” page 32)

PAYMENTS

We will usually pay any partial surrender, full surrender, or death benefit within seven days of receipt of a Written Notice. We must also receive due proof of death to pay a death benefit. We may postpone payments if:

  the New York Stock Exchange is closed, other than customary weekend and holiday closings or trading on the exchange is restricted as determined by the SEC; or
  the SEC permits by an order the postponement for the protection of Contract Owners; or
  the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account’s net assets not reasonably practical.

If you have made a recent premium or loan payment by check or draft, we may defer payment until such check or draft has been honored.

         Generations Legacy Account. We pay Proceeds through the Generations Legacy Account. The Generations Legacy Account is an interest-bearing checking account at Generations Bank, an affiliate of Kansas City Life. We will forward a checkbook to the Owner or Beneficiary within 7 calendar days of a scheduled payout. Interest accrues daily and is paid monthly in the Generations Legacy Account. A Contract Owner or beneficiary (whichever applicable) has immediate and full access to Proceeds by writing a check on the account. Generations bank is a member of the Federal Deposit Insurance Corporation (FDIC). Each account is insured up to the limit established by the FDIC.

We will pay Proceeds through the Generations Legacy Account when the Proceeds are paid to an individual.

MODIFICATIONS

We may modify the Contract, subject to providing notice to you. We may only make modification if it is necessary to:

  make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which we are subject;
  assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts (except that your consent may be required by some states);
  reflect a change in the operation of the Variable Account; or
  provide additional Variable Account and/or fixed accumulation options.

We also have the right to modify the Contract as necessary to attempt to prevent the Contract Owner from being considered the owner of the assets of the Variable Account.

In the event of any such modification, we will issue an endorsement to the Contract (if required) which will reflect the changes.

REPORTS TO CONTRACT OWNER

We will mail you a report containing key information about the Contract at least annually. The report will include the Contract Value and Cash Surrender Value of your Contract and any further information required by any applicable law or regulation. We will show the information in the report as of a date no more than two months prior to the date of mailing. We will send you a report at any other time during the year that you request for a reasonable charge.

TELEPHONE, FACSIMILE, ELECTRONIC MAIL AND INTERNET AUTHORIZATIONS

You may request the following transactions by telephone, facsimile, electronic mail or via the Kansas City Life website, if you provided proper authorization to us:

  transfer of Contract Value;
  change in Premium allocation;
  change in dollar cost averaging;
  change in portfolio rebalancing; or
  Contract loan

In addition, you may make a partial surrender request by telephone if you provided proper authorization to us.

We may suspend these privileges at any time if we decide that such suspension is in the best interests of Contract Owners.

We accept written requests transmitted by facsimile, but reserve the right to require you to send us the original written request.

Electronic mail requests that are received before 3:00 CST at customerservice@kclife.com will be processed on the applicable Valuation Day. If an incomplete request is received, we will notify you as soon as possible by return e-mail. Your request will be honored as of the Valuation Day when all required information is received.

Requests can also be made by accessing your account on the Internet at www.kclife.com. Changes will be processed on the applicable Valuation Day. If any of the fields are left incomplete, the request will not be processed and you will receive an error message. Your request will be honored as of the Valuation Day when all required information is received. You will receive a confirmation in the mail of the changes made within 5 days of your request.

We will employ reasonable procedures to confirm that instructions communicated to us by telephone, facsimile, or email are genuine. If we follow those procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions.

The procedures we will follow for telephone privileges include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a tape recording of the instructions given by telephone. The procedures we will follow for facsimile and email communications include, verification of Contract number, social security number and date of birth.

Telephone, facsimile, electronic mail systems and the website may not always be available. Any telephone, facsimile, electronic mail system or internet connection, whether it is yours, your service provider’s, your agent’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.

THE FIXED ACCOUNT

You may allocate some or all of the premiums and transfer some or all of the Variable Account Value to the Fixed Account. You may also make transfers from the Fixed Account, but restrictions may apply. (See “Transfers from Fixed Account,” page 28) The Fixed Account is part of our General Account and pays interest at declared rates guaranteed for each calendar year. We guarantee that this rate will be at least 3%. We guarantee the amount of premiums paid plus guaranteed interest and less applicable deductions.

Our general account supports our insurance and annuity obligations. Since the Fixed Account is part of our general account, we assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations.

The Fixed Account is not registered under the Securities Act of 1933 and is not registered as an investment company under the Investment Company Act of 1940. The Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Certain general provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses may still apply.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

We guarantee to credit the Fixed Account Value with a minimum 3% effective annual interest rate. We intend to credit the Fixed Account Value with current rates in excess of 3% minimum, but are not obligated to do so. Current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. We will determine current rates at our discretion. You assume the risk that the interest we credit may not exceed the guaranteed rate. Since we anticipate changing the current interest rate from time to time, we will credit different allocations with different interest rates, based upon the date amounts are allocated to the Fixed Account. We may change the interest rate credited to allocations from premiums or new transfers at any time. We will not change the interest rate more than once a year on amounts in the Fixed Account.

For the purpose of crediting interest, we currently account for amounts deducted from the Fixed Account on a last-in, first-out (“LIFO”) method. We may change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 3%. We may also shorten the period for which the interest rate applies to less than a year (except for the year in which such amount is received or transferred).

CALCULATION OF FIXED ACCOUNT VALUE

Fixed Account Value is equal to:

  amounts allocated or transferred to the Fixed Account; plus interest credited; less
  amounts deducted, transferred, or surrendered.

TRANSFERS FROM FIXED ACCOUNT

We allow one transfer each Contract Year from the Fixed Account. The amount transferred from the Fixed Account may not exceed 25% of the unloaned Fixed Account Value on the date of transfer (unless the balance after the transfer is less than $250, in which case we will transfer the entire amount.)

DELAY OF PAYMENT

We have the right to defer payment of any surrender, partial surrender, or transfer from the Fixed Account for up to six months from the date we receive Written Notice for a partial surrender, full surrender, or transfer. If we do not make the payment within 30 days after we receive the documentation required to complete the transaction, we will add 3% interest to the amount paid from the date we receive documentation. Some states may require that we pay interest on periods of delay less than 30 days and some states may require us to pay an interest rate higher than 3% when we delay payment proceeds.

CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

         General. We do not deduct a charge for sales expense from premiums at the time you pay them. However, within certain time limits described below, we will deduct a surrender charge (contingent deferred sales charge) from the Contract Value when you surrender the contract, make a partial surrender, or if you elect a Non-Life Payment Option. The purpose of the surrender charge is to reimburse us for some of the expenses we incur in distributing the Contracts. If the surrender charges are not enough to cover sales expenses, we will bear the loss. If the amount of such charges proves more than enough, we will keep the excess. We do not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts. We will make up any shortfall from our general assets, which may include amounts we derive from the mortality and expense risk charge.

Charge for Partial Surrender or Surrender. If you take a partial or full surrender of the Contract, the surrender charge will be as follows:

                                          Contract Year in Which      Surrender Charge as
                                             Surrender Occurs         Percentage of Amount
                                                                          Surrendered
                                                    1                          7%
                                                    2                          7
                                                    3                          7
                                                    4                          6
                                                    5                          5
                                                    6                          4
                                                    7                          2
                                               8 and after                     0

We will not deduct a surrender charge if the surrender occurs after seven full Contract Years.

In no event will the total surrender charges we assess under a Contract exceed 8 1/2% of the total premiums paid.

If you surrender the Contract, we will deduct the surrender charge from the Contract Value in determining the Cash Surrender Value. For a partial surrender, we will deduct the surrender charge from the amount surrendered or from Contract Value remaining after the amount requested is surrendered, according to your instructions.

         Amounts Not Subject to Surrender Charge. Your first partial surrender during a Contract Year will not be subject to a surrender charge to the extent that the amount you surrender under the plan is not in excess of 10% of the Contract Value. We limit this 10% free partial surrender to the first partial surrender per Contract Year, even if the amount you surrender is less than 10% of the Contract Value. We will assess a surrender charge on any amounts surrendered in excess of 10% and any additional surrenders which occur after the first partial surrender in a Contract Year. The 10% free partial surrender is not cumulative from year to year.

If you make a full surrender of the Contract the surrender charge does not apply to 10% of the Contract Value provided you have not already received credit for the 10% free partial surrender during that Contract Year. If you have not already received the free 10% partial surrender in that Contract Year, then only 90% of the Contract Value is subject to a surrender charge upon a full surrender.

If you have elected to participate in the Systematic Partial Surrender Plan (See “Systematic Partial Surrender Plan. ,” page 23), your 10% free partial withdrawal may apply to payments under this plan as long as you have not already received your free partial withdrawal for that Contract Year. You are limited to one election of the Systematic Partial Surrender Plan per Contract Year without being subject to the surrender charge. (This limitation applies even if the amount surrendered during that Contract Year is less than 10% of the Contract Value.) In the Contract Year in which you elect to participate in the plan, we will calculate the 10% limitation based on the Contract Value at the time of election. In each subsequent Contract Year in which you continue to participate in the Plan, we will calculate the 10% limitation based on the Contract Value as of the beginning of that year. We will notify you if the total amount to be surrendered in a subsequent Contract Year will exceed 10% of the Contract Value as of the beginning of such Contract Year. Unless you instruct us to reduce the surrender amount for that year so that it does not exceed the 10% limit, we will continue to process surrenders for the designated amount. Once the amount of the surrender exceeds the 10% limit, we will deduct the applicable surrender charge from the remaining Contract Value. After the seventh Contract year, when the surrender charge reaches zero, we will no longer apply a surrender charge.

         Nursing Home Waiver. If you meet the requirements described below for the Nursing Home Waiver, we will pay out the full Contract Value without applying any surrender charges. In order to be eligible for this waiver:

  we must receive satisfactory proof that you are admitted to a licensed nursing home;
  the Contract Value must be paid out in equal amounts over at least a three-year period; and
  you must be confined for at least 90 days before we will waive the surrender charges. This waiver may not be available in all states.

TRANSFER PROCESSING FEE

The first six transfers during each Contract Year are free. We will assess a transfer processing fee of $25 for each additional transfer during such Contract Year. For the purpose of assessing the fee, we will consider each written or telephone request for a transfer to be one transfer, regardless of the number of accounts affected by the transfer. We will deduct the transfer processing fee from the amount being transferred or from the remaining Contract Value, according to your instructions.

ADMINISTRATIVE CHARGES

         Annual Administration Fee. At the beginning of each Contract Year we will deduct an annual administration fee of $30 (or less if required by applicable state law) from the Contract Value. The purpose of this fee is to reimburse us for administrative expenses relating to the Contract. We will waive this fee for Contracts with Contract Values of $50,000 or more at the beginning of the applicable Contract Year. We will deduct the charge from each Subaccount and the Fixed Account based on the proportion that the value in each account bears to the total Contract Value. This fee does not apply after the Maturity Date.

         Asset-Based Administration Charge. We will deduct a daily asset-based administration charge from the assets of the Variable Account equal to an annual rate of 0.15%. The purpose of this charge is to reimburse us for costs associated with administration of the Contract amounts allocated to the Variable Account. This charge does not apply after the Maturity Date.

MORTALITY AND EXPENSE RISK CHARGE

We will deduct a daily mortality and expense risk charge from the assets of the Variable Account. This charge will be equal to an annual rate of 1.25% (approximately 0.70% for mortality risk and 0.55% for expense risk). This translates to a daily rate of 0.0034247%. The purpose of this charge is to compensate us for assuming mortality and expense risks. This charge does not apply after the Maturity Date.

The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when we established the guarantees in the Contract. Because of these guarantees, we provide each payee with the assurance that longevity will not have an adverse effect on the annuity payments received. The mortality risk we assume also includes a guarantee to pay a death benefit if the Annuitant dies before the Maturity Date. The expense risk we assume is the risk that the annual administration fee, asset-based administration charge, and transfer processing fee may be insufficient to cover actual future expenses.

If the mortality and expense risk charge is not enough to cover the actual cost of the mortality and expense risks we undertake, we will bear the loss. If the amount of such charges proves more than enough, we will keep the excess and this amount will be available for any proper corporate purpose including financing of distribution expenses.

PREMIUM TAXES

Various states and other governmental entities levy a premium tax, currently ranging up to 3.5%, on annuity contracts issued by insurance companies. Premium tax rates may change from time to time by legislative and other governmental action. In addition, other governmental units within a state may levy such taxes.

If premium taxes are applicable, we will deduct them upon surrender or when we apply the Contract proceeds to a payment option or a lump sum payment.

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce the surrender charges and/or administration charges for Contracts issued to a class of associated individuals or to a trustee, employer or similar entity. We may reduce these charges if we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses. We will make any reductions in accordance with our rules in effect at the time of the application. The factors we will consider in determining the eligibility of a particular group and the level of the reduction are as follows:

  nature of the association and its organizational framework;
  method by which sales will be made to the members of the class;
  facility with which premiums will be collected from the associated individuals;
  association’s capabilities with respect to administrative tasks;
  anticipated persistency of the Contract;
  size of the class of associated individuals;
  number of years the association has been in existence; and
  any other such circumstances which justify a reduction in sales or administrative expenses.

Any reduction will be reasonable, will apply uniformly to all prospective Contract purchases in the class and will not be unfairly discriminatory to the interests of any Contract holder.

OTHER TAXES

We do not currently assess a charge against the Variable Account for federal income taxes. We may make such a charge in the future if income or gains within the Variable Account result in any federal income tax liability to us. We may also deduct charges for other taxes attributable to the Variable Account.

INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE FUNDS

The funds deduct investment advisory fees and other expenses. The value of the net assets of each Subaccount already reflects the investment advisory fees and other expenses incurred by the corresponding Fund in which the Subaccount invests. This means that these charges are deducted before we calculate Subaccount Values. These charges are not directly deducted from your Contract Value. See the prospectuses for the Funds for more information about the investment advisory fees and other expenses.

PAYMENT OPTIONS

The Contract offers a variety of ways, in addition to a lump sum, for you to receive proceeds payable under the Contract. Payment options are available for use with various types of proceeds, such as surrender, death or maturity. We summarize these payment options below. All of these options are forms of fixed-benefit annuities which do not vary with the investment performance of a separate account.

The Contract ends on the Maturity Date and we will pay the proceeds to the payee under the payment option selected. The amount we apply to the payment option will vary depending upon which payment option you select. If you elect a Life Payment Option (Options 4 and 5 described below), we will apply the full Contract Value to that option. If you elect a Non-Life Payment Option (Options 1, 2, and 3 described below) or you have elected to receive a lump sum payment, we will apply the Cash Surrender Value. If you have not filed an election of a payment option with us on the Maturity Date, we will pay the Contract proceeds as a life annuity with payments guaranteed for ten years.

You may also apply Contract proceeds under a payment option prior to the Maturity Date. If you elect a Life Payment Option, we will apply the full Contract Value. If you elect a Non-Life Payment Option or a lump sum payment we will apply the Cash Surrender Value.

The Beneficiary may also apply a death benefit (upon the Annuitant's death) under a payment option.

We will deduct any premium tax applicable from proceeds at the time payments start. In order for us to pay proceeds under a payment option or a lump sum, the Contract must be surrendered.

We describe the payment options available below. The term “payee” means a person who is entitled to receive payment under that option.

If we have options or rates available on a more favorable basis than those guaranteed at the time a payment option is elected, the more favorable benefits will apply.

Election of Options

You may elect, revoke or change an option at any time before the Maturity Date while the Annuitant is living. If the payee is not the Owner, we must provide our consent for the election of a payment option. If an election is not in effect at the Annuitant’s death or if payment is to be made in one sum under an existing election, the Beneficiary may elect one of the options after the Annuitant’s death.

An election of a payment option and any revocation or change must be made by Written Notice. You may not elect an option if any periodic payment under the election would be less than $50. Subject to this condition, we will make payments annually or monthly at the end of such period.

Description of Options

         Option1: Interest Payments. We will make guaranteed interest payments to the payee annually or monthly as elected. We will pay interest on the proceeds at the guaranteed rate of 3.0% per year. We may pay additional interest annually. The proceeds and any unpaid interest may be withdrawn in full at any time.

         Option 2: Installments of a Specified Amount. We will make annual or monthly payments until the proceeds plus interest are fully paid. We will pay interest on the proceeds at the guaranteed rate of 3.0% per year. We may pay additional interest. The present value of any unpaid installments may be withdrawn at any time.

         Option 3: Installments for a Specified Period. We will pay the proceeds in equal annual or monthly payments for a specified number of years. We will pay interest on the proceeds at the guaranteed rate of 3.0% per year. We may also pay additional interest. The present value of any unpaid installments may be withdrawn at any time.

         Option 4: Life Income. We will pay an income during the payee's lifetime. A minimum guaranteed payment period may be chosen. Another form of minimum guaranteed payment period is the installment refund option under which we will make payments until the total income payments received equal the proceeds applied.

         Option 5: Joint and Survivor Income. We will pay an income during the lifetime of two persons and will continue to pay an income as long as either person is living. A minimum guaranteed payment period of ten years may be chosen.

         Choice of Options: You may choose an option by written notice during the Annuitant's lifetime. If an option for payment of proceeds is not in effect at the Annuitant's death, the beneficiary may make a choice.

YIELDS AND TOTAL RETURNS

YIELDS

From time to time, we may advertise or include in sales literature yields, effective yields and total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Each Subaccount may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding Portfolio of the Funds. The Funds’ performance reflects the Funds’ expenses. (See the prospectuses for the Funds.)

The yield of the Federated Prime Money Fund II Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Subaccount (except the Federated Prime Money Fund II Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

TOTAL RETURNS

         Standard Subaccount Average Annual Total Return. The average annual total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time, each beginning with a period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided.

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $10,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which standard subaccount average annual total return quotations are provided. Standard subaccount average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if you terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

         Adjusted Historic Portfolio Average Annual Total Returns. In addition to the standard version described above, other total return performance information computed on two different bases may be used in advertisements. For periods prior to the date the Variable Account commenced operations, performance information for Contracts funded by the Subaccounts will be calculated based on the performance of the Funds’ Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds’ Portfolios, with the level of Contract charges that were in effect at the inception of the Subaccounts for the Contracts. Adjusted Historic Portfolio Average Annual Total Return information may be presented, computed on the same basis as described above, except deductions will not include the surrender charge. In addition, we may from time to time disclose standard subaccount average annual total return in non-standard formats and cumulative total return for Contracts funded by Subaccounts.

We will only disclose other total returns if we also disclose the standard average annual total returns for the required periods. For additional information regarding the calculation of performance data, please refer to the Statement of Additional Information.

BENCHMARKS AND RATINGS

We are a member of the Insurance Marketplace Standards Association (“IMSA”) and as such may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

In advertising and sales literature, the performance of each Subaccount may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds or certain other investment accounts with investment objectives similar to each of the Subaccounts. Lipper Analytical Services, Inc. (“Lipper”), Morningstar, Inc. (“Morningstar”), and the Variable Annuity Research Data Service (“VARDS”) are independent services that monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper’s and Morningstar’s rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS and Morningstar prepare risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives. Performance data published by CDA/Weisenberger also may be used in advertisements and sales literature.

Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor’s Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any “deduction” for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

We may also report other information, including the effect of tax-deferred compounding on a Subaccount’s investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio’s investment experience is positive.

FEDERAL TAX STATUS

INTRODUCTION

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAXATION OF NON-QUALIFIED CONTRACTS

         Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any annual increases in the excess of the Contract Value. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

         Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

         Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

  made on or after the taxpayer reaches age 59 1/2;
  made on or after the death of an Owner;
  attributable to the taxpayer's becoming disabled; or
  made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

         Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

         Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

         Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain Maturity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange should consult a tax adviser as to the tax consequences.

         Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

         Multiple Contracts. All Non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

         Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible premiums paid by or on behalf of any individual. In many cases, the “investment in the contract” under a Qualified Contract can be zero.

Individual Retirement Accounts (IRAs), as defined in Sections 219 and 408 of the Code, permit individuals to make annual contributions of up to the lesser of $3,000( or $3,500 if you are over age 50) or the amount of compensation includible in the individual’s gross income. The contributions may be deductible in whole or in part, depending on the individual’s income. Distributions from certain pension plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply.

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $7,000 (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59½ are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning in the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59½, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply.

         Other Tax Issues. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules.

Distributions from Qualified Contracts generally are subject to withholding for the Owner’s federal income tax liability. The withholding rate varies according to the type of distribution and the Owner’s tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions.

Taxable “eligible rollover distributions” from section 401(a) plans and section 403(b) tax sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after tax contribution, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the Owner chooses a “direct rollover” from the plan to another tax-qualified plan, 403(b) plan, governmental 457 plan or IRA.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contact and do not intend the above discussion as tax advice.

DISTRIBUTION OF THE CONTRACTS

We will offer the Contracts to the public on a continuous basis and we do not anticipate discontinuing the offering of the Contracts. However, we have the right to discontinue the offering. Applications for Contracts are solicited by agents appointed by us who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also registered representatives of Sunset Financial Services, Inc. (“Sunset Financial”), one of our wholly-owned subsidiaries, or of broker-dealers who have entered into written sales agreements with Sunset Financial. The registered representatives are registered with the NASD and the states in which they do business. Sunset Financial was incorporated in the state of Washington on April 23, 1964 and the address is 3200 Capitol Blvd. South, Olympia, WA 98501-3396. Sunset Financial is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates and is a member of the NASD.

Sunset Financial acts as the Principal Underwriter, as defined in the 1940 Act, of the Contracts for the Variable Account pursuant to an Underwriting Agreement between Kansas City Life and Sunset Financial. Sunset Financial is not obligated to sell any specific number of Contracts. Sunset Financial’s principal business address is P.O. Box 219365, Kansas City, Missouri 64121-9365. Sunset Financial will receive commissions of up to 5.75%. In addition, we may pay an asset-based commission of up to 0.25%. Additional amounts may be paid in certain circumstances.

Underwriting commissions of the following amounts were paid to Sunset Financial for sale of the Contracts:$ 2,531,099 in 2000 and $1,891,821 in 2001, and $1,401,803 in 2002.

Sunset Financial does not retain any override as distributor for the Contracts. However, Sunset Financial’s operating and other expenses are paid for by Kansas City Life. Also, Sunset Financial receives 12b-1 fees from Franklin Templeton Fund.

Because registered representatives of Sunset Financial are also agents of Kansas City Life, they are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that Kansas City Life offers, such as conferences, trips, prizes, and awards. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

When policies are sold through other broker-dealers that have entered into selling agreements with Sunset Financial Services, the commission that will be paid by such broker-dealers to their representatives will be in accordance with their established rules. The commission rates may be more or less than those set forth above for Kansas City Life’s representatives. Selling firms may retain a portion of commissions. In addition, their qualified registered representatives may be reimbursed by the broker-dealers under expense reimbursement allowance programs in any year for approved voucherable expenses incurred. The broker-dealers will be compensated as provided in the selling agreements, and Sunset Financial Services, Inc. will reimburse Kansas City Life for such amounts and for certain other direct expenses in connection with marketing the Contracts through other broker-dealers.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contact owners or the Variable Account.

LEGAL PROCEEDINGS

Kansas City Life and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Kansas City Life believes that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account or Kansas City Life.

COMPANY HOLIDAYS

We are closed on the following holidays: New Year’s Day, President’s Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The New York Stock Exchange recognizes holidays that fall on a Saturday on the previous Friday. We will recognize holidays that fall on a Sunday on the following Monday.

FINANCIAL STATEMENTS

The following financial statements for Kansas City Life are included in the Statement of Additional Information:

  consolidated balance sheet as of December 31, 2002 and 2001; and
  related consolidated statements of income, stockholders’ equity and cash flows for each of the years in the three-year period ended December 31, 2002.

The following financial statements for the Variable Account are included in the Statement of Additional Information:

  statement of net assets as of December 31, 2002; and
  related statement of operations for the year ended December 31, 2002 and statements of changes in net assets and financial highlights for each of the years in the two-year period ended December 31, 2002.

Kansas City Life’s financial statements should be distinguished from financial statements of the Variable Account. You should consider Kansas City Life’s financial statements only as an indication of Kansas City Life’s ability to meet its obligations under the Contracts. You should not consider them as having an effect on the investment performance of the assets held in the Variable Account.

CONDENSED FINANCIAL INFORMATION

The unit values and the number of accumulation units for each Subaccount for the periods shown are as follows:
                                 No. of                                  No. of                              No. of                              No. of
                               Units as Of                             Units as of                         Units as of                         Units as of
                                                Unit Value as of                      Unit Value as of                    Unit Value as of                    Unit Value as of
                                12-31-02      12-31-02      1-1-02      12-31-01     12-31-01     1-1-01    12-31-00     12-31-00     1-1-00    12-31-99      12-31-99    1-1-99
             MFS
   Emerging Growth Series        1,142,128         11.58        17.78    1,377,606        17.73     25.74    1,305,640        27.03     34.34      959,024         34.34    19.52
       Research Series           1,056,015         12.09        16.25    1,139,247        16.25     19.97    1,076,208        20.93     22.00      854,627         22.00    18.15
     Total Return Series           821,472         16.92        18.03      813,241        18.09     18.20      681,939        18.30     15.75      663,964         15.75    15.71
      Utilities Series             977,812         14.44        19.04    1,199,579        18.96     24.71    1,096,546        25.37     23.78      779,090         23.78    18.78
   Strategic Income Series          74,607         11.89        11.08       45,118        11.12     10.84       45,710        10.77     10.39       37,881         10.39    10.89
         Bond Series               357,755         14.24        13.18      318,363        13.26     12.46      234,751        12.37     11.42      248,885         11.42    11.84
      American Century
   VP Capital Appreciation         407,005          8.26        10.50      438,956        10.63     13.91      390,944        14.98     13.79      201,336         13.79     8.55
     VP Income & Growth            387,036          5.02         6.34      488,090         6.32      6.82      299,942         6.99      7.84      127,360          7.84      N/A
      VP International             554,851         11.43        14.57      610,610        14.55     20.65      566,179        20.84     25.75      351,829         25.75    16.30
          VP Value                 509,854          6.59         7.62      383,125         7.64      6.74      177,783         6.87      5.75      119,093          5.75      N/A
          Federated
  American Leaders Fund II         757,149         14.91        18.92      803,723        18.95     12.06      887,788        20.06     19.49      880,408         19.49    18.91
  High Income Bond Fund II         468,639         11.85        11.91      539,719        11.85     11.85      593,275        11.85     13.19      725,350         13.19    13.12
     Prime Money Fund II           835,149         12.34        12.34      913,702        12.34     12.06    1,116,955        12.06     11.55    1,637,233         11.54    11.19
 International Small Company        31,398          4.62         5.73       36,797         5.68      8.21       22,605         8.23       N/A          N/A           N/A      N/A
           Fund II
           Dreyfus
        Appreciation               900,065         11.14        13.65      921,942        13.56     14.94      990,125        15.16     15.29      850,787         15.29    14.07
     Developing Leaders          1,282,099         10.97        13.67    1,212,035        17.35     14.26    1,195,417        14.86     13.05    1,022,402         13.05    10.87
      Stock Index Fund           1,838,860         10.27        13.49    1,833,590        13.42     15.05    1,779,126        15.50     17.15    1,478,541         17.15    14.55
 Socially Responsible Growth       106,578         18.81        27.07      129,288        26.84     33.80      128,985        35.16     39.60       46,470         39.60      N/A
         Fund, Inc.

         J.P. Morgan
 U.S. Large Cap Core Equity        188,673         10.45        14.13      208,516        14.06     15.72      187,119        16.18     18.27       64,227         18.28      N/A
          Portfolio
   Small Company Portfolio         130,565         10.39        13.33      136,287        13.45     14.03      113,029        14.83     16.80       15,815         16.80      N/A
Franklin Templeton
Templeton Foreign Securities       119,919         14.05        17.58      100,204        17.49     21.09       91,151        21.12     22.10       42,265         22.10      N/A
       Fund (Class 2)
   Franklin Small Cap Fund         113,154          4.57         6.49      101,690         6.50      7.26       56,941         7.77       N/A          N/A           N/A      N/A
          (Class 2)
  Franklin Real Estate Fund        224,878         11.43        11.34       72,838        11.36     10.59          891        10.68       N/A          N/A           N/A      N/A
          (Class 2)
Templeton Developing Markets        26,015          7.42         7.56       14,670         7.53      8.29        6,136         8.31       N/A          N/A           N/A      N/A
  Securities Fund (Class 2)
           Calamos
      Growth and Income          1,219,555         11.29        11.90    1,102,523        11.94     12.51      765,350        12.73     12.08      175,917         12.08    N/A
             AIM
V.I. Dent Demographic Trends       371,251          3.28         4.94      394,589         4.90      6.68      159,391         7.31       N/A          N/A           N/A    N/A
            Fund
  V.I. New Technology Fund         318,425          1.63         3.02      253,770         3.01      5.04       87,053         5.82       N/A          N/A           N/A    N/A
  V.I. Premier Equity Fund         299,481          4.94         7.18      235,650         7.18      8.04       88,258         8.33       N/A          N/A           N/A    N/A
          Seligman
 Capital Portfolio (Class 2)       496,576          4.28         6.51      446,571         6.49      7.18      166,517         7.85       N/A          N/A           N/A    N/A
     Communications and            380,892          3.97         6.34      318,950         6.32      5.78      123,595         6.10       N/A          N/A           N/A    N/A
Information Portfolio (Class
             2)

                                 No. of                               No. of                              No. of
                               Units as Of                         Units as of                          Units as of
                                              Unit Value as of                     Unit Value as of                    Unit Value as of
                                12-31-98      12-31-98    1-1-98     12-31-97     12-31-97     1-1-97    12-31-96     12-31-96     1-1-96
             MFS
   Emerging Growth Series          772,321         19.57    14.82       518,578        14.79     12.17      253,083        12.31     10.65
       Research Series             770,593         18.23    15.01       516,667        14.99     12.51      190,114        12.64     10.49
     Total Return Series           525,904         15.73    14.23       292,413        14.20     11.81       79,175        11.88     10.56
      Utilities Series             476,246         18.63    15.96       204,977        16.00     12.21       32,814        12.32     10.58
   Strategic Income Series          32,531         10.83    10.16        36,847        10.17      0.39       22,139        10.44     10.39
         Bond Series               228,058         11.83    11.29        94,899        11.23     10.29       58,082        10.34     10.29
      American Century
   VP Capital Appreciation         209,506          8.59     8.84       200,605         8.90      9.15      147,134         9.33      9.91
     VP Income & Growth                N/A           N/A      N/A           N/A          N/A       N/A          N/A          N/A       N/A
      VP International             318,032         15.71    13.49       188,540        13.41     11.37       77,422        11.47     10.24
          VP Value                     N/A           N/A      N/A           N/A          N/A       N/A          N/A          N/A       N/A
          Federated
  American Leaders Fund II         671,781         18.89    16.33       341,341        16.29     12.43       94,537        12.48     10.50
  High Income Bond Fund II         629,345         13.10    12.94       348,642        12.93     11.52       88,100        11.52     10.23
     Prime Money Fund II           732,947         11.19    10.81       141,386        10.81     10.45       53,502        10.45     10.12
 International Small Company           N/A           N/A      N/A           N/A          N/A       N/A          N/A          N/A       N/A
           Fund II
           Dreyfus
        Appreciation               522,930         14.08    11.07       154,014        10.97       N/A          N/A          N/A       N/A
     Developing Leaders            916,842         10.95    11.45       349,294        11.50       N/A          N/A          N/A       N/A
   Stock Index Fund, Inc.          866,145         14.56    11.57       355,380        11.52       N/A          N/A          N/A       N/A
  The Socially Responsible             N/A           N/A      N/A           N/A          N/A       N/A          N/A          N/A       N/A
      Growth Fund, Inc.

        J. P. Morgan
  U.S Large Cap Core Equity            N/A           N/A      N/A           N/A          N/A       N/A          N/A          N/A       N/A
          Portfolio
   Small Company Portfolio             N/A           N/A      N/A           N/A          N/A       N/A          N/A          N/A       N/A
     Franklin Templeton
Templeton Foreign Securities           N/A           N/A      N/A           N/A          N/A       N/A          N/A          N/A       N/A
       Fund (Class 2)
   Franklin Small Cap Fund             N/A           N/A      N/A           N/A          N/A       N/A          N/A          N/A       N/A
          (Class 2)
  Franklin Real Estate Fund            N/A           N/A      N/A           N/A          N/A       N/A          N/A          N/A       N/A
          (Class 2)
Templeton Developing Markets           N/A           N/A      N/A           N/A          N/A       N/A          N/A          N/A       N/A
  Securities Fund (Class 2)
           Calamos
      Growth and Income                N/A           N/A      N/A           N/A          N/A       N/A          N/A          N/A       N/A
             AIM
V.I. Dent Demographic Trends           N/A           N/A      N/A           N/A          N/A       N/A          N/A          N/A       N/A
            Fund
  V.I. New Technology Fund             N/A           N/A      N/A           N/A          N/A       N/A          N/A          N/A       N/A
  V.I. Premier Equity Fund             N/A           N/A      N/A           N/A          N/A       N/A          N/A          N/A       N/A
          Seligman
 Capital Portfolio (Class 2)           N/A           N/A      N/A           N/A          N/A       N/A          N/A          N/A       N/A
     Communications and                N/A           N/A      N/A           N/A          N/A       N/A          N/A          N/A       N/A
Information Portfolio (Class
             2)

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

TO ORDER A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION YOU MUST COMPLETE AND MAIL THE FORM BELOW, OR YOU MAY CALL (800) 616-3670 to order a copy.

To: Kansas City Life Insurance Company

      Variable Administration Department

      P.O. Box 219364

      Kansas City, Missouri  64121-9364

Please mail a copy of the Statement of Additional Information for the Kansas City Life Variable Annuity Separate Account to:

Name:________________________________________________________________________________________

Address:______________________________________________________________________________________

City______________________ State _________ Zip____________

Signature of Requestor:__________________________________________________________________________

Date:_____________________

PART B

STATEMENT OF ADDITIONAL INFORMATION

Kansas City Life Insurance Company
3520 Broadway
P.O. Box 219364
Kansas City, Missouri 64121-9364
(800) 616-3670

Statement Of Additional Information
Kansas City Life Variable Annuity Separate Account
Individual Flexible Premium Deferred Variable Annuity Contract

This Statement of Additional Information contains information in addition to the information described in the Prospectus for an individual flexible premium deferred variable annuity contract (the “Contract”) we offer. This Statement of Additional Information is not a Prospectus and you should read it only in conjunction with the Prospectus for the Contract and the prospectuses for the Funds. The Prospectus is dated the same as this Statement of Additional Information. Terms defined in the Prospectus have the same meaning in this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling Kansas City Life at the address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2003.

                                                      STATEMENT OF ADDITIONAL INFORMATION
                                                               TABLE OF CONTENTS

ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

The entire Contract is made up of the contract and the application. The statements made in the application are deemed representations and not warranties. We cannot use any statement to deny a claim or to void the Contract unless it is in the application and we attach a copy of the application to the Contract at issue.

INCONTESTABILITY

We will not contest the Contract after it has been in force during the Annuitant’s lifetime for two years from the Contract Date of the Contract.

MISSTATEMENT OF AGE OR SEX

If the age or sex of the Annuitant has been misstated, the amount that we will pay is the amount that the proceeds would have purchased at the correct age and sex.

If we make an overpayment because of an error in age or sex, the overpayment plus interest at 3% (compounded annually) will be a debt against the Contract. If you do not repay this amount, we will reduce future payments accordingly.

If an underpayment is made because of an error in age or sex, we will calculate any annuity payments at the correct age and sex and we will adjust future payments. We will pay the underpayment with interest at 3% (compounded annually) in a single sum.

NON-PARTICIPATION

The Contract is not eligible for any dividends and will not participate in our surplus earnings.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

      Diversification Requirements. The Internal Revenue Code ("Code") requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that the Variable Account, through each Portfolio of the Funds, will satisfy these diversification requirements.

      Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of an Owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contract does not give an Owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent an Owner from being treated as the owner of the separate account assets supporting the Contract.

       Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, section 72(s) requires that: (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

CONTROL OF THE CONTRACT

OWNERSHIP

The Annuitant is the owner unless otherwise provided in the application. As owner, you may exercise every right provided by your contract. These rights and privileges end at the Annuitant’s death.

The consent of the beneficiary is required to exercise these rights if you have not reserved the right to change the beneficiary.

CHANGE OF OWNERSHIP

You may change the ownership of this contract by giving written notice to us. The change will be effective on the date your written notice was signed but will have no effect on any payment made or other action taken by us before we receive it. We may require that the contract be submitted for endorsement to show the change.

Certain federal income tax consequences may apply to a change of ownership on non-qualified contracts. You should consult with your tax advisor before requesting any changes of ownership on a non-qualified contract.

ASSIGNMENT

An assignment is a transfer of some or all of your rights under this contract. No assignment will be binding on us unless made in writing and filed at our Home Office. We assume no responsibility for the validity or effect of any assignment.

Certain federal income tax consequences may apply to an assignment. You should consult with your tax advisor before requesting an assignment.

BENEFICIARY

The beneficiary is shown on the application or in the last beneficiary designation filed with us. Death proceeds will be paid to the beneficiary except as provided in this Section.

If any beneficiary dies before the Annuitant, that beneficiary’s interest will pass to any other beneficiaries according to their respective interest.

If all beneficiaries die before the Annuitant, we will pay death proceeds to you, if living, otherwise to your estate or legal successors.

Unless you have waived the right to do so, you may change the beneficiary by filing a written notice in a form satisfactory to us. In order to be effective, the written notice for change of beneficiary must be signed while your contract is in force and the Annuitant is living. The change will be effective on the date your written notice was signed but will have no effect on any payment made or other action taken by us before we receive it.

The interest of any beneficiary will be subject to:

  any assignment of this contract which is binding on us; and

  any optional settlement agreement in effect at the Annuitant's death.

SIMULTANEOUS DEATH OF BENEFICIARY AND ANNUITANT

We will pay death proceeds as though the beneficiary died before the Annuitant if:

  the beneficiary dies at the same time as or within 15 days of the Annuitant's death; and

we have not paid the proceeds to the beneficiary within this 15-day period

SALE OF THE CONTRACTS

Sunset Financial Services, Inc. (“Sunset Financial”) is responsible for distributing the Contracts pursuant to an Underwriting Agreement with us. Sunset Financial serves as principal underwriter for the Contracts. Sunset Financial, incorporated in the state of Washington on April 23, 1964, is a wholly owned subsidiary of Kansas City Life, and has its principal business address at P.O. Box 219365, Kansas City, Missouri 64121-9364. Sunset Financial is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the “1934 Act”), as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. (the “NASD”).

We offer the Contracts to the public on a continuous basis through Sunset Financial. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Sunset Financial offers the Contracts through its sales representatives. Sunset Financial also may enter into selling agreements with other broker-dealers for sales of the Contracts through their sales representatives. Sales representatives must be licensed as insurance agents and appointed by us.

We pay commissions to Sunset Financial for sales of the Contracts, which Sunset Financial shares with its sales representatives and also with broker-dealers who have entered into selling agreements. Sunset Financial may pay additional compensation from its own resources to broker-dealers based on the level of Contract sales or premium payments.

Commissions paid on the Contract, as well as other incentives or payments, are not charged directly to the Contract owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract.

Sunset Financial received sales compensation with respect to the Contracts in the following amounts during the periods indicated:

----------------- ------------------------------------------- --------------------------------------------------------
Fiscal Year       Aggregate Amount of Commissions Paid to     Aggregate Amount of Commissions Retained by Sunset
                  Sunset Financial*                           Financial After Payments to its Registered Persons and
                                                              Other Broker-Dealers
----------------- ------------------------------------------- --------------------------------------------------------
----------------- ------------------------------------------- --------------------------------------------------------
2000                       $223,590.25                                 $ 87,852.26
-----------------
-----------------
2001                       $86,578.91                                  $ 48,872.00
-----------------
2002                       $ 83,361.80                                 $ 72,080.80
----------------- ------------------------------------------- --------------------------------------------------------

      * Includes sales compensation paid to registered persons of Sunset Financial.

Sunset Financial passes through commissions it receives and does not retain any override as principal underwriter for the Contracts. However, under the Underwriting Agreement with Sunset Financial, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Sunset Financial’s operating and other expenses.

Because sales representatives of Sunset Financial are also insurance agents of Kansas City Life, they are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that Kansas City Life offers. These programs include conferences, seminars, meals, sporting events, theater performances, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the Contracts may help sales representatives qualify for such benefits. Sales representatives may receive other payments from Kansas City Life for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Franklin Templeton and Seligman Funds have adopted a Distribution Plans in connection with their 12b-1 shares and pays Sunset Financial for its costs in distributing these shares, all or some of which may be passed on to a selling broker-dealer that has entered into a selling agreement with Sunset Financial. The Distribution Plans have been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows funds to pay fees to those who sell and distribute fund shares out of fund assets. The 12b-1 fees are in consideration of distribution services provided and expenses incurred in the performance of Sunset Financial’s obligations under an agreement with the Funds. Under the Distribution Plans 0.25% is paid to Sunset Financial for its distribution-related services and expenses under these Agreements. The adviser for certain of the funds may, from time to time use its management fee revenue, as well as its past profits or other resources as may be permitted by regulatory rules, to make payments for distribution services to Sunset Financial, which may in turn pay part or all of such compensation to a broker-dealer of record with whom it has entered into a selling agreement.

CALCULATION OF YIELDS AND TOTAL RETURNS

From time to time, we may disclose yields, total returns, and other performance data pertaining to the Contracts for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

Because of the charges and deductions imposed under a Contract, the yield for the Subaccounts will be lower than the yield for their respective Portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 3.5% of premium based on the state in which the Contract is sold.

FEDERATED PRIME MONEY FUND II SUBACCOUNT YIELDS

From time to time, advertisements and sales literature may quote the current annualized yield of the Federated Prime Money Fund II Subaccount for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Federated Prime Money Fund II or on its portfolio securities.

This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one unit of the Federated Prime Money Fund II Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

The net change in account value reflects:

  net income from the Federated Prime Money Fund II attributable to the hypothetical account; and
  charges and deductions imposed under the Contract which are attributable to the hypothetical account.

The charges and deductions include the per unit charges for the hypothetical account for:

  the annual administration fee,
  the asset-based administration charge, and
  the mortality and expense risk charge.

For purposes of calculating current yields for a Contract, an average per unit administrative fee is used based on the $30 annual administration fee deducted at the beginning of each Contract Year and an assumed account size equal to the subaccount’s average account size. Current Yield will be calculated according to the following formula:

         Current Yield = ((NCS - ES)/UV) X (365/7)

         Where:

         NCS      =        the net  change  in the  value of the  Portfolio  (exclusive  of  realized  gains or  losses  on the sale of securities  and  unrealized  appreciation  and  depreciation  and exclusive of income other than  investment  income) for the seven-day period attributable to a hypothetical account having a balance of one subaccount unit.

         ES       =        per unit expenses attributable to the hypothetical account for the seven-day period.

         UV       =        the unit value for the first day of the seven-day period.

                           Effective Yield =     (1 + ((NCS-ES)/UV)) 365/7 - 1

         Where:

         NCS      =        the net  change  in the  value of the  Portfolio  (exclusive  of  realized  gains or  losses  on the sale of securities  and  unrealized  appreciation  and  depreciation  and exclusive of income other than  investment  income) for the seven-day period attributable to a hypothetical account having a balance of one subaccount unit.

         ES       =        per unit expenses attributable to the hypothetical account for the seven-day period.

         UV       =        the unit value for the first day of the seven-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Federated Prime Money Fund II Subaccount will be lower than the yield for the Federated Prime Money Fund II.

The current and effective yields on amounts held in the Federated Prime Money Fund II Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Federated Prime Money Fund II Subaccount’s actual yield is affected by:

  changes in interest rates on money market securities;
  average portfolio maturity of the Federated Prime Money Fund II;
  the types and quality of portfolio securities held by the Federated Prime Money Fund II; and
  the Federated Prime Money Fund II's operating expenses.

Yields on amounts held in the Federated Prime Money Fund II Subaccount may also be presented for periods other than a seven-day period.

The current and effective yields for the Federated Prime Money Fund II subaccount for the seven-day period ended December 31, 2002 were (-0.45%).

OTHER SUBACCOUNT YIELDS

From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Federated Prime Money Fund II Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount during a 30-day or one-month period that is assumed to be generated each period over a 12-month period.

The yield is computed by:

  dividing the net investment income of the Portfolio attributable to the Subaccount units less Subaccount expenses for the period; by the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by compounding that yield for a six-month period; and by
  multiplying that result by two. Expenses attributable to the Subaccount include the annual administration fee, asset-based administration charge, and mortality and expense risk charge.

The yield calculation assumes an annual administration fee of $30 per year per Contract deducted at the beginning of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average annual administration fee per dollar of Contract value in the Account is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period.

The 30-day or one-month yield is calculated according to the following formula:

         Yield    =        2 X (((NI - ES)/(U X UV)) + 1)6 - 1)

         Where:

         NI       =        net income of the Portfolio for the 30-day or one-month period attributable to the Subaccount's units.

         ES       =        expenses of the Subaccount for the 30-day or one-month period.

         U        =        the average number of units outstanding.

         UV       =        the unit value at the close of the last day in the 30-day one-month period.

Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount will be lower than the yield for the corresponding Funds’ Portfolio.

The yield on the amounts held in the Subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Subaccount’s actual yield is affected by the types and quality of portfolio securities held by the corresponding Portfolio and its operating expenses.

Yield calculations do not take into account the surrender charge under the Contract equal to 2% to 7% of the amount surrendered during the first seven Contract years. Subject to certain restrictions, a surrender charge will not be imposed upon surrender or on the first partial surrender in any Contract year on an amount up to 10% of the Contract Value as of the beginning of the Contract Year.

STANDARD SUBACCOUNT AVERAGE ANNUAL TOTAL RETURNS

From time to time, sales literature or advertisements may also quote standard subaccount average annual total returns for the Subaccounts for various periods of time.

When a Subaccount has been in operation for one, five and 10 years, respectively, the standard subaccount average annual total return for these periods will be provided. Standard subaccount average annual total returns for other periods of time may, from time to time, also be disclosed.

Standard subaccount average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $10,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication that will be stated in the communication.

We will calculate standard subaccount average annual total returns using Subaccount unit values which we calculate on each valuation day based on:

  the performance of the Subaccount's underlying Portfolio;
  the deductions for the annual administration fee;
  asset-based administration charge; and
  mortality and expense risk charge.

The calculation assumes that the annual administration fee is $30 per year per Contract deducted at the beginning of each Contract year. For purposes of calculating average annual total return, an average per dollar annual administration fee attributable to the hypothetical account for the period is used based on an account size equal to the subaccount’s average account size. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Standard subaccount average annual total returns will therefore reflect a deduction of the surrender charge for any period less than eight years.

The total return will then be calculated according to the following formula:

         TR       =        ((ERV/P)1/N) - 1

         Where:

         TR       =        the standard subaccount average annual total return net of Subaccount recurring charges.

         ERV      =        the ending redeemable value (net of any applicable  surrender charge) of the hypothetical account at the end of the period.

         P        =        a hypothetical initial payment of $10,000.

         N        =        the number of years in the period.

The standard subaccount average annual total returns for the Subaccounts for the period of each Subaccount’s operations during 2002 are presented below.

Standard Subaccount Average Annual Total Returns
                                                                         One Year         Five Year          Since
                                                                      Return for the   Return for the      Inception        Subaccount
              Fund                                                     period ended     period ended    Return for the      Inception
             Manager                          Subaccount                12/31/2002       12/31/2002      period ended          Date
                                                                                                          12/31/2002

          MFS                          EMERGING GROWTH                   -39.03%           -5.94%            2.49%         Sept 6, 1995
                                          RESEARCH                       -30.57%           -5.39%            2.60%         Sept 6, 1995
                                        TOTAL RETURN                     -12.65%            2.30%            7.71%         Sept 6, 1995
                                          UTILITIES                      -28.83%           -3.21%            5.70%         Sept 6, 1995
                                   STRATEGIC INCOME SERIES                -0.11%            1.92%            2.42%         Sept 6, 1995
                                            BOND                          0.25%             3.57%            4.73%         Sept 6, 1995

     AMER. CENTURY                 VP CAPITAL APPRECIATION               -27.43%           -2.69%           -2.75%         Sept 6, 1995
                                     VP INCOME & GROWTH                  -25.75%            2.81%           -10.88%        May 1, 1999
                                      VP INTERNATIONAL                   -26.69%           -4.34%            1.99%         Sept 6, 1995
                                          VP VALUE                       -19.52%            1.21%           -1.41%         May 1, 1999

       FEDERATED                  AMERICAN LEADERS FUND II               -26.53%           -2.95%            5.88%         Sept 6, 1995
                                  HIGH INCOME BOND FUND II                -6.61%           -2.93%            2.40%         Sept 6, 1995
                                     PRIME MONEY FUND II                  -6.59%            1.43%            2.61%         Sept 6, 1995
                             INTERNATIONAL SMALL COMPANY FUND II         -24.00%             NA             -30.56%       Aug. 29, 2000

        DREYFUS                         APPRECIATION                     -23.30%           -0.90%            1.90%         May 1, 1997
                                     DEVELOPING LEADERS                  -25.51%           -2.14%            1.79%         May 1, 1997
                                         STOCK INDEX                     -28.51%           -3.46%            0.41%         May 1, 1997
                                    SOCIALLY RESPONSIBLE                 -34.57%           -6.11%           -16.06%        May 1, 1999

      J.P. MORGAN           U.S. LARGE CAP CORE EQUITY PORTFOLIO         -30.25%           -6.30%           -13.99%        May 1, 1999
                                   SMALL COMPANY PORTFOLIO               -26.92%           -4.98%           -5.00%         May 1, 1999

   FRANKLIN TEMPLETON       INTERNATIONAL SECURITIES FUND CLASS 2        -25.01%           -4.55%           -10.18%        May 1, 1999
                                  SMALL CAP FUND (CLASS 2)               -34.33%           -2.65%           -31.31%       Aug. 29, 2000

                                 REAL ESTATE FUND (CLASS 2)               -5.97%           -0.19%            2.43%        Aug. 29, 2000
                             DEVELOPING MARKETS SECURITIES FUND           -8.01%           -7.93%           -14.76%       Aug. 29, 2000
                                          (CLASS 2)

        CALAMOS                  GROWTH AND INCOME PORTFOLIO             -11.67%             NA              1.51%         May 1, 1999

 AIM VARIABLE INSURANCE       V.I. DENT DEMOGRAPHIC TRENDS FUND          -37.58%             NA             -34.44%       Aug. 29, 2000
         FUNDS
                                  V.I. NEW TECHNOLOGY FUND               -49.50%           -16.52%          -56.13%       Aug. 29, 2000
                                  V.I. PREMIER EQUITY FUND               -35.78%           -4.72%           -28.73%       Aug. 29, 2000

 SELIGMAN PORTOFOLIOS,           CAPITAL PORTFOLIO (CLASS 2)             -38.45%           -19.21%          -34.44%       Aug. 29, 2000
          INC.
                          COMMUNICATIONS AND INFORMATION PORTFOLIO       -41.30%           -27.73%          -35.28%       Aug. 29, 2000
                                          (CLASS 2)
                             SMALL-CAP VALUE PORTFOLIO (CLASS 2)         -22.04%             NA               NA           May 1, 2003

OTHER TOTAL RETURNS

      Adjusted Historic Portfolio Average Annual Total Return. From time to time, sales literature or advertisements may also quote total returns for periods prior to the date the Variable Account began operations. Such performance information will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

Such Adjusted Historic Portfolio Average Annual Total Return information (including deduction of the surrender charge) is as follows:

ADJUSTED HISTORIC PORTFOLIO AVERAGE ANNUAL TOTAL RETURNS (NET OF SURRENDER CHARGE)
                                                                              For the    For the 5-year  For the 10-year  From Inception
                                                                              1-year      Period Ended     Period Ended   of Series Fund
                                                                           Period Ended     12/31/02         12/31/02     Ended 12/31/02
                                                                             12/31/02
                        Portfolio                          Inception Date

        MFS                     EMERGING GROWTH             July 25, 1995     -39.03%        -5.94%             NA             2.85%
                                   RESEARCH                 July 28, 1995     -30.57%        -5.39%             NA             2.68%
                                 TOTAL RETURN               Jan. 3, 1995      -12.65%         2.30%             NA             8.86%
                                   UTILITIES                Jan. 3, 1995      -28.83%        -3.21%             NA             7.40%
                            STRATEGIC INCOME SERIES         June 14, 1994     -0.11%          1.92%             NA             2.97%
                                     BOND                   Oct. 24, 1995      0.25%          3.57%             NA             4.73%

   AMER. CENTURY            VP CAPITAL APPRECIATION         Nov. 20, 1987     -27.43%        -2.69%           0.99%            4.65%
                             VP INCOME AND GROWTH            Nov.1, 1997      -25.75%        -2.81%             NA            -1.28%
                               VP INTERNATIONAL              May 1, 1994      -26.69%        -4.34%             NA             1.61%
                                   VP VALUE                  May 1, 1996      -19.52%         1.21%             NA             6.31%

     FEDERATED             AMERICAN LEADERS FUND II         Feb.10, 1994      -26.53%        -2.95%             NA             7.07%
                           HIGH INCOME BOND FUND II         March 1, 1994     -6.61%         -2.93%             NA             2.81%
                              PRIME MONEY FUND II           Nov.11, 1994      -6.59%          1.43%             NA             2.68%
                      INTERNATIONAL SMALL COMPANY FUND II    May 1, 2000      -24.00%          NA               NA            -26.47%

      DREYFUS                    APPRECIATION               April 5, 1993     -23.30%        -0.90%             NA             8.33%
                              DEVELOPING LEADERS            Aug. 31, 1990     -25.51%        -2.14%           10.69%          22.38%
                                  STOCK INDEX              Sept. 29, 1989     -28.51%        -3.46%           7.10%            7.41%
                             SOCIALLY RESPONSIBLE           Oct. 1, 1993      -34.57%        -6.30%             NA             5.27%

    J.P. MORGAN      U.S. LARGE CAP CORE EQUITY PORTFOLIO   Jan. 3, 1995      -30.25%        -5.31%             NA             5.78%
                            SMALL COMPANY PORTFOLIO         Jan. 3, 1995      -26.92%        -4.98%             NA             5.46%

 FRANKLIN TEMPLETON  INTERNATIONAL SECURITIES FUND CLASS 2   May 1, 1992      -25.01%        -4.55%           5.97%            4.85%
                            SMALL CAP FUND (CLASS 2)        Nov. 1, 1995      -34.33%        -2.56%             NA             4.54%
                          REAL ESTATE FUND (CLASS 2)        Jan. 24, 1989     -5.97%         -0.19%           8.21%            7.78%
                      DEVELOPING MARKETS SECURITIES FUND    March 4, 1996     -8.01%         -7.93%             NA            -11.34%
                                   (CLASS 2)

      CALAMOS            GROWTH AND INCOME PORTFOLION        May 1, 1999      -11.67%          NA               NA             1.51%

    AIM VARIABLE       V.I. DENT DEMOGRAPHIC TRENDS FUND    Dec 29, 1999      -37.58%          NA               NA            -30.42%
  INSURANCE FUNDS
                           V.I. NEW TECHNOLOGY FUND         Oct. 18, 1993     -49.50%        -16.52%            NA            -2.65%
                           V.I. PREMIER EQUITY FUND          May 5, 1993      -35.78%        -4.72%             NA             6.03%

      SELIGMAN            CAPITAL PORTFOLIO (CLASS 2)       June 21, 1988     -38.45%        -1.16%           5.43%            7.94%
 PORTOFOLIOS, INC.
                        COMMUNICATIONS AND INFORMATION      Oct. 11, 1994     -41.30%        -1.47%             NA             7.20%
                              PORTFOLIO (CLASS 2)

From time to time, sales literature or advertisements may also quote Adjusted Historic Portfolio Average Annual Total Returns that do not reflect the surrender charge. These are calculated in exactly the same way as the Adjusted Historic Portfolio Average Annual Total Returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered.

Such Adjusted Historic Portfolio Average Annual Total Return information (not including deduction of the surrender charge) is as follows:

ADJUSTED HISTORIC PORTFOLIO AVERAGE ANNUAL TOTAL RETURNS (NO SURRENDER CHARGE DEDUCTED)
                                                                                                                              From
                                                                                                                          Inception of
                                                        Inception Date   For the 1-year     For the     For the 10-year   Series Fund
                                                                          period ended   5-year period    period ended   ended 12/31/02
                       Portfolio                                            12/31/02     ended 12/31/02     12/31/02

         MFS                   EMERGING GROWTH           July 25,1995       -34.93%          -5.07%            NA            2.85%
                                  RESEARCH               July 28,1995       -25.90%          -4.51%            NA            2.68%
                                TOTAL RETURN              Jan. 3,1995        -6.78%          3.25%             NA            8.86%
                                  UTILITIES               Jan. 3,1995       -24.04%          -2.31%            NA            7.40%
                           STRATEGIC INCOME SERIES       June 14,1994        6.60%           2.86%             NA            2.97%
                                    BOND                 Oct. 24,1995        6.99%           4.53%             NA            4.73%

    AMER. CENTURY          VP CAPITAL APPRECIATION       Nov. 20,1987       -22.55%          -1.79%          0.99%           4.65%
                            VP INCOME AND GROWTH          Nov.1,1997        -20.76%          -1.91%            NA            -0.58%
                              VP INTERNATIONAL            May 1,1994        -21.76%         -23.65%          -3.46%            NA
                                  VP VALUE                May 1,1996        -21.76%          -3.46%            NA            1.61%

      FEDERATED           AMERICAN LEADERS FUND II        Feb.10,1994       -21.59%          -2.05%            NA            7.07%
                          HIGH INCOME BOND FUND II       March 1,1994        -0.32%          -2.03%            NA            2.81%
                             PRIME MONEY FUND II          Nov.11,1994        -0.31%          2.37%             NA            2.68%
                      INTERNATIONAL SMALL COMPANY FUND    May 1, 2000
                                     II                                     -18.89%            NA              NA           -24.60%

       DREYFUS                  APPRECIATION             April 5,1993       -18.14%          0.01%             NA            8.33%
                             DEVELOPING LEADERS          Aug. 31,1990       -20.50%          -1.24%          10.69%          22.38%
                                 STOCK INDEX             Sept. 29,1989      -23.70%          -2.56%          7.10%           7.41%
                            SOCIALLY RESPONSIBLE         Oct. 1, 1993       -30.17%          -5.43%            NA            5.27%

     J.P. MORGAN         U.S. LARGE CAP CORE EQUITY      Jan. 3, 1995
                                  PORTFOLIO                                 -25.56%          -4.44%            NA            5.78%
                           SMALL COMPANY PORTFOLIO        Jan. 3,1995       -22.01%          -4.10%            NA            5.46%

 FRANKLIN TEMPLETON     INTERNATIONAL SECURITIES FUND     May 1,1992
                                   CLASS 2                                  -19.97%          -3.67%          5.97%           4.85%
                           SMALL CAP FUND (CLASS 2)      Nov. 1, 1995       -29.92%          -1.66%            NA            4.54%
                         REAL ESTATE FUND (CLASS 2)      Jan. 24, 1989       0.35%           0.74%           8.21%           7.78%
                        DEVELOPING MARKETS SECURITIES    March 4, 1996
                               FUND (CLASS 2)                                -1.82%          -7.08%            NA           -11.11%

       CALAMOS           GROWTH AND INCOME PORTFOLIO      May 1,1999         -5.73%            NA              NA            3.06%

    AIM VARIABLE      V.I. DENT DEMOGRAPHIC TRENDS FUND  Dec. 29, 1999
   INSURANCE FUNDS                                                          -33.38%            NA              NA           -28.89%
                          V.I. NEW TECHNOLOGY FUND       Oct. 18, 1993      -46.10%         -15.75%            NA            -2.65%
                          V.I. PREMIER EQUITY FUND        May 5, 1993       -31.47%          -3.84%            NA            6.03%

      SELIGMAN           CAPITAL PORTFOLIO (CLASS 2)     June 21, 1988      -34.31%          -0.24%          5.43%           7.94%
  PORTOFOLIOS, INC.
                       COMMUNICATIONS AND INFORMATION    Oct. 11, 1994      -37.36%          -0.56%            NA            7.20%
                             PORTFOLIO (CLASS 2)

We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

        CTR      =        (ERV/P) - 1

        Where:

        CTR      =        The cumulative total return net of Subaccount recurring charges for the period.

        ERV      =        The ending redeemable value of the hypothetical investment at the end of the period.

        P        =        A hypothetical single payment of $1,000.

EFFECT OF THE ANNUAL ADMINISTRATION FEE ON PERFORMANCE DATA

The Contract provides for a $30 annual administration fee (waived for Contracts with a Contract Value of at least $50,000 at the beginning of the Contract Year) to be deducted annually at the beginning of each Contract Year, from the Subaccounts and the Fixed Account based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the annual administration fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on the average Contract Value in the Variable Account of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Funds sell their shares to the Variable Account contain provisions regarding termination. The following summarizes those provisions:

MFS Variable Insurance Trust. This agreement provides for termination: (1) on six months’ advance written notice by any party; (2) at Kansas City Life’s option if shares of the Fund are not reasonably available to meet the requirements of the Contracts or are not “appropriate funding vehicles” for the Contracts, as reasonably determined by Kansas City Life; (3) at the option of the Fund or Massachusetts Financial Services Company (“MFS”), the Fund’s investment adviser, upon institution of certain proceedings against Kansas City Life; (4) at Kansas City Life’s option upon institution of certain enforcement proceedings against the Fund; (5) at the option of Kansas City Life, the Fund or MFS upon receipt of any necessary regulatory approvals and/or the vote of Contract Owners to substitute the shares of another investment company for shares of the Fund; (6) by the Fund or MFS upon written notice to Kansas City Life upon a determination that Kansas City Life has suffered a material adverse change in its business, operations, financial condition, or prospects; (7) by Kansas City Life upon written notice to the Fund and MFS upon a determination that the Fund or MFS has suffered a material adverse change in its business, operations, financial condition, or prospects; (8) at any party’s option upon another party’s material breach of any provision of the agreement; or (9) upon assignment of the agreement, unless made with the written consent of all parties.

American Century Variable Portfolios, Inc. This agreement provides for termination: (1) on six months’ advance written notice by any party; (2) at Kansas City Life’s option if the Fund’s shares are not available for any reason to meet the requirements of the Contracts; (3) at the option of either Kansas City Life, the Fund, or American Century Investment Management, Inc. upon institution of certain proceedings against any person marketing the Contracts, the Variable account, Kansas City Life, the Fund, or American Century Investment Management, Inc.; (4) upon termination of the advisory agreement between the Fund and American Century Investment Management, Inc.; (5) upon vote of Contract Owners to substitute the shares of another investment company for the shares of the Fund, or similar regulatory approval; (6) upon assignment of the agreement, unless made with written consent of all parties, (7) upon a determination that continuing to perform under the agreement would violate applicable federal or state law, rule, regulation, or judicial order; (8) at the option of Kansas City Life if the Fund fails to meet the requirements of applicable diversification requirements; (9) upon a determination that a party has experienced a material adverse change in its business operations or financial condition, or is the subject of substantial adverse publicity; or (10) as a result of any other breach by a non-affiliated party.

Federated Insurance Series. This agreement provides for termination: (1) on 180 days advance written notice by any party; (2) at Kansas City Life’s option if the Fund’s shares are not reasonably available to meet the requirements of the Contracts; (3) at the option of the Fund or Federated Securities Corp., the Fund’s distributor (the “Distributor”) upon institution of certain proceedings against Kansas City Life or its agent; (4) at Kansas City Life’s option upon institution of certain proceedings against the Fund or the Distributor; (5) upon vote of Contract Owners to substitute the shares of another investment company for the shares of the Fund, or similar regulatory approval; (6) in the event any of the Fund’s shares are not registered, issued or sold in accordance with applicable law, or such law precludes the use of such shares to fund the Contracts; (7) by any party upon a determination by a majority of the Fund’s trustees, or a majority of its disinterested trustees, that an irreconcilable conflict exists; (8) at the option of Kansas City Life if the Fund fails to meet the requirements of applicable diversification requirements; or (9) by any party upon another party’s failure to cure a material breach of the agreement within 30 days after written notice thereof.

Dreyfus Variable Investment Fund, Dreyfus Stock Index Fund and The Dreyfus Socially Responsible Growth Fund, Inc. This agreement provides for termination as to any of the Funds: (1) on 180 days’ advance written notice by any party; (2) at Kansas City Life’s option if the Fund’s shares are not available for any reason to meet the requirements of the Contracts; (3) at the option of the Fund or The Dreyfus Corporation upon institution of certain proceedings against Kansas City Life; (4) at Kansas City Life’s option upon institution of certain enforcement proceedings against the Fund; (5) upon termination of the Investment Advisory Agreement between the Fund and The Dreyfus Corporation or its successors unless Kansas City Life specifically approves the selection of a new Fund investment adviser; (6) upon a determination that shares of the Fund or the variable products are not registered, issued or sold in conformity with federal or state laws or that Fund shares may no longer be used as an investment medium for variable products; (7) at the option of the Fund or The Dreyfus Corporation upon a determination that Kansas City Life has suffered a material adverse change in its business, operations, financial condition, or prospects; (8) at Kansas City Life’s option a determination that the Fund or The Dreyfus Corporation has suffered a material adverse change in its business, operations, financial condition, or prospects; (9) at either party’s option upon the other party’s material breach of any provision of the Agreement and failure to remedy the breach within 30 days; or (10) upon assignment of the agreement, unless made with the written consent of all parties; (11) at the option of the Fund upon a determination by its Board in good faith that it is no longer advisable and in the best interests of shareholders of that Fund to continue to operate pursuant to this agreement; (12) at the option of the Fund if the Contracts cease to qualify as annuity contracts or life insurance policies, as applicable, under the Internal Revenue Code, or if the Fund reasonably believes that the Contracts may fail to qualify; or (13) if the Fund fails to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, or fails to manage and invest in a manner that complies with the requirements of Section 817(h) of the Internal Revenue Code.

J.P. Morgan Series Trust II. This agreement provides for termination: (1) on 180 days' notice by any party; (2) by Kansas City Life if shares of any Series are not available to meet the requirements of the Contracts; (3) by Kansas City Life upon the institution of formal proceedings against the Fund by the SEC, NASD or any other regulatory body; (4) by the Fund, upon the institution of formal proceedings against Kansas City Life by the SEC, NASD, or any other regulatory body; (5) by the Fund upon determination that Kansas City Life has suffered a material adverse change in its business or financial condition or is the subject of material adverse publicity; (6) upon termination of the Investment Advisory Agreement between the Fund and its investment adviser or its successors unless Kansas City Life specifically approves the selection of the new Fund investment adviser; (7) upon a determination that the Fund's shares are not registered, issued or sold in accordance with applicable federal law or that Fund shares may no longer be used as an investment medium for Contracts; (8) by the Fund upon a determination by its Board in good faith that it is no longer advisable and in the best interests of shareholders of that Fund to continue to operate pursuant to this agreement; (9) by the Fund if the Contracts cease to qualify as annuity contracts or life insurance policies, as applicable, under the Code, or if the Fund reasonably believes that the Contracts may fail to so qualify; (10) by either party, upon the other party's failure to cure a breach of any material provision within 30 days after written notice thereof; (11) by the Fund, if the Contracts are not registered, issued or sold in accordance with applicable federal and/or state law; (12) upon assignment of this agreement, unless made with the written consent of the non-assigning party; (13) by Kansas City Life upon a determination that the Fund has suffered a material adverse change in its business or financial condition or is the subject of material adverse publicity; (14) if the Fund fails to qualify as a regulated investment company under Subchapter M of the Code or fails to comply with the requirements of Section 817(h) of the Code.

Franklin Templeton Variable Insurance Products Trust. This agreement provides for termination: (1) by any party in its entirety or with respect to one, some or all Portfolios for any reason by sixty (60) days advance written notice delivered to the other parties, and shall terminate immediately in the event of its assignment, as that term is used in the 1940 Act; or (2) immediately by Franklin Templeton Variable Insurance Products Trust or Franklin Templeton Distributors, Inc. by written notice if (a) Kansas City Life notifies the Trust or the Underwriter that the exemption from registration under Section 3(c) of the 1940 Act no longer applies, or might not apply in the future, to the unregistered accounts, or that the exemption from registration under Section 4(2) or Regulation D promulgated under the 1933 Act no longer applies or might not apply in the future, to interests under the unregistered contracts; or (b) either one or both of the Trust or the Underwriter respectively, shall determine, in their sole judgment exercised in good faith, that Kansas City Life has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this agreement or are the subject of material adverse publicity; or (c) Kansas City Life gives written notice specified in Section 3.3 of the agreement and at the same time gives such notice there was no notice of termination outstanding under any other provision of this agreement; provided, however, that any termination under this provision shall be effective forty-five (45) days after the notice specified in Section 3.3 of the agreement was given; or (d) upon Kansas City Life’s assignment of this agreement without prior written approval.

Calamos Advisors Trust. This agreement provides for termination: (1) on six months’ advance written notice by any party; (2) by Kansas City Life if the Fund’s shares are not available to meet the requirements of the Contracts; (3) by Kansas City Life upon a determination that shares of the Fund are not registered, issued or sold in accordance with applicable state and/or federal securities laws or such law precludes the use of such shares to fund the Contracts; (4) by the Fund, Calamos Advisors Trust or Calamos Financial Services, Inc. upon institution of certain proceedings against Kansas City Life or any affiliate; (5) by Kansas City Life upon the institution of certain proceedings against the Fund, Calamos Advisors Trust or Calamos Financial Services, Inc.; (6) by Kansas City Life in the event that the Fund, Calamos Advisors Trust or Calamos Financial Services, Inc. ceases to qualify or Kansas City Life reasonably believes it/they may fail to qualify as a regulated investment company under Subchapter M or fails to comply with Section 817(h) diversification requirements; (7) by the Fund, Calamos Advisors Trust or Calamos Financial Services, Inc. if the Contracts fail to meet the qualifications specified in the agreement; (8) by the Fund, Calamos Advisors Trust or Calamos Financial Services, Inc. if it is determined that Kansas City Life has suffered a material and adverse change in its business, operations, financial condition, insurance company rating or prospects or is the subject of material adverse publicity; (9) by Kansas City Life if it is determined that the Fund, Calamos Advisors Trust or Calamos Financial Services, Inc. has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity; (10) by Kansas City Life (as one party) or by the Fund, Calamos Advisors Trust or Calamos Financial Services, Inc. (as one party) upon the other party’s material breach of any provision of this agreement upon 30 days written notice and opportunity to cure.

AIM Variable Insurance Funds. This agreement (as to a Fund) provides for termination: (1) at the option of any party, with or without cause, upon six (6) months advance written notice to the other parties, or, if later, upon receipt of any required exemptive relief from the SEC, unless otherwise agreed to in writing by the parties; (2) at the option of AIM Variable Insurance Funds upon institution of formal proceedings against Kansas City Life Insurance Company or its affiliates by the NASD, the SEC, any state insurance regulator or any other regulatory body regarding Kansas City Life’s obligations under the agreement or related to the sale of the Contracts, the operation of each account, or the purchase of shares, if, in each case, AIM Variable Insurance Funds reasonably determines that such proceedings, or the facts on which such proceedings would be based, have a material likelihood of imposing material adverse consequences on the Fund with respect to which the agreement is to be terminated; (3) at the option of Kansas City Life upon institution of formal proceedings against AIM Variable Insurance Funds, its principal underwriter, or its investment adviser by the NASD, the SEC, or any state insurance regulator or any other regulatory body regarding AIM Variable Insurance Funds’ obligations under this agreement or related to the operation or management of AIM Variable Insurance Fund or the purchase of AIM Variable Insurance Funds, if, in each case, Kansas City Life reasonably determines that such proceedings, or the facts on which such proceedings would be based, have a material likelihood of imposing material adverse consequences on Kansas City Life, or the subaccount corresponding to the Fund with respect to which the agreement is to be terminated; (4) at the option of any party in the event that (a) the Fund’s shares are not registered and, in all material respects, issued and sold in accordance with any applicable federal or state law, or (b) such law precludes the use of such shares as an underlying investment medium of the contracts issued or to be issued by Kansas City Life; (5) upon termination of the corresponding subaccount’s investment in the Fund; (6) at the option of Kansas City Life if the Fund ceases to qualify as a regulated investment company under Subchapter M of the Code or under successor or similar provisions, or if Kansas City Life reasonably believes that the Fund may fail to so qualify; (7) at the option of Kansas City Life if the Fund fails to comply with Section 817(h) of the Code or with successor or similar provisions, or if Kansas City Life reasonably believes that the Fund may fail to so comply; (8) at the option of AIM Variable Insurance Funds if the contracts issued by Kansas City Life cease to qualify as annuity contracts or life insurance contracts under the Code (other than by reason of the Fund’s noncompliance with Section 817(h) or Subchapter M of the Code) or if interests in an account under the contracts are not registered, where required, and, in all material respects, are not issued or sold in accordance with any applicable federal or state law; (9) upon another party’s material breach of any provision of this agreement.

Seligman Portfolios, Inc. This agreement provides for termination: (1) for any reason by six months’ advance written notice delivered to the other party; (2) by Kansas City Life by written notice to the Fund based upon the Kansas City Life’s determination that shares of the Fund are not reasonably available to meet the requirements of the contracts; (3) by Kansas City Life by written notice to the Fund in the event shares of any of the Portfolios are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes the use of such shares as the underlying investment media of the contracts issued or to be issued by Kansas City Life; (4) by the Fund in the event that formal administrative proceedings are instituted against Kansas City Life by the NASD, the SEC, the Insurance Commissioner or like official of any state or any other regulatory body regarding Kansas City Life’s duties under this agreement or related to the sale of the contracts, the operation of any account, or the purchase of the Fund’s shares; provided, however, that the Fund determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of Kansas City Life to perform its obligations under this agreement; (5) by Kansas City Life in the event that formal administrative proceedings are instituted against the Fund by the NASD, the SEC, or any state securities or insurance department or any other regulatory body; provided, however, that Kansas City Life determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of the Fund to perform its obligations under this agreement; (6) by Kansas City Life by written notice to the Fund with respect to any Portfolio in the event that such Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M or fails to comply with the Section 817(h) diversification requirements or if Kansas City Life reasonably believes that such Portfolio may fail to so qualify or comply; (7) by the Fund by written notice to Kansas City Life, if the Fund shall determine, in its sole judgment exercised in good faith, that Kansas City Life has suffered a material adverse change in its business, operations, financial condition, or prospects since the date of this agreement or is the subject of material adverse publicity; (8) by Kansas City Life by written notice to the Fund, if Kansas City Life shall determine, in its sole judgment exercised in good faith, that the Fund has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this agreement or is the subject of material adverse publicity; (9) by Kansas City Life upon any substitution of the shares of another investment company or series thereof for shares of a portfolio of the Fund in accordance with the terms of the contracts, provided that Kansas City Life has given at least 45 days prior written notice to the Fund of the date of substitution; (10) by either party in the event that the Fund’s Board of Directors determines that a material irreconcilable conflict exists; (11) at the option of either party upon another party’s failure to cure a material breach of any provision of this agreement within 30 days after written notice thereof.

SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our Account assets and from the assets in any other separate account.

Records are maintained of all purchases and redemption's of Portfolio shares held by each of the Subaccounts.

Our officers and employees are covered by an insurance company blanket bond issued by Fidelity and Deposit Company of Maryland to Kansas City Life in the amount of $5,000,000. The bond insures against dishonest and fraudulent acts of officers and employees.

STATE REGULATION

We are subject to regulation and supervision by the Department of Insurance of the State of Missouri, which periodically examines our affairs. We are also subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for the purposes of determining solvency and compliance with local insurance laws and regulations.

RECORDS AND REPORTS

We will retain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Contract Owners semi-annually at the Owner’s last known address of record.

LEGAL MATTERS

All matters relating to Missouri law pertaining to the Contracts, including the validity of the Contracts and Kansas City Life’s authority to issue the Contracts, have been passed upon by William A. Schalekamp, General Counsel of Kansas City Life. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided legal advice on certain matters relating to the federal securities laws.

EXPERTS

KPMG LLP
Suite 1600
1000 Walnut Street
Kansas City, MO 64106

The consolidated financial statements of Kansas City Life Insurance Company as of December 31, 2002 and 2001 and for each of the years in the three-year period ended December 31, 2002, and the statement of net assets of the Variable Account as of December 31, 2002 and the related statements of operations for the year ended December 31, 2002 and statements of changes in net assets and financial highlights for each of the years in the two-year period ended December 31, 2002, have been included herein in reliance upon the report of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The following financial statements for Kansas City Life are included in this Statement of Additional Information:

  consolidated balance sheet as of December 31, 2002 and 2001; and
  related consolidated statements of income, stockholders’ equity and cash flows for each of the years in the three-year period ended December 31, 2002.

The following financial statements for the Variable Account are included in the Statement of Additional Information:

  statement of net assets as of December 31, 2002; and
  related statement of operations for the year ended December 31, 2002 and statements of changes in net assets and financial highlights for each of the years in the two-year period ended December 31, 2002.

Kansas City Life’s financial statements should be distinguished from financial statements of the Variable Account. You should consider Kansas City Life’s financial statements only as an indication of Kansas City Life’s ability to meet its obligations under the Contracts. You should not consider them as having an effect on the investment performance of the assets held in the Variable Account.